Funds

Quarterly Report

May 31, 2008

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds' investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

QUARTERLY REPORT

May 31, 2008

Table of Contents

Portfolio Managers' Report	2

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Statement of Cash Flows	11

Financial Highlights	12

Notes to Financial Statements	13

Portfolio of Investments	25

Additional Information	56

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF MAY 31, 2008
Net Assets	$939,926,503
Total Assets	$1,558,110,040
Assets Invested in Senior Loans	$1,515,800,172
Senior Loans Represented	549
Average Amount Outstanding per Loan	$2,761,020
Industries Represented	38
Average Loan Amount per Industry	$39,889,478
Portfolio Turnover Rate (YTD)	2%
Weighted Average Days to Interest Rate Reset	43
Average Loan Final Maturity	63
Total Leverage as a Percentage of Total Assets (including preferred shares)	38.96%

PERFORMANCE SUMMARY

The Trust declared $0.12 of dividends during the first fiscal quarter ended May 31, 2008. Based on the average month-end net asset value ("NAV") per share of $6.21, this resulted in an annualized distribution rate of 7.94%(1) for the quarter. The Trust's total net return for the first fiscal quarter ended May 31, 2008, based on NAV, was 8.27% versus a total gross return on the S&P/LSTA Leveraged Loan Index ("LLI")(2) of 4.58% for the same quarter. For the year ended May 31, 2008, the Trust's total net return, based on NAV was (8.06)% versus (2.48)% gross return for the LLI. The total market value return (based on full reinvestment of dividends) for the Trust's common shares during the quarter was 8.06% and (15.95)% for the year ended May 31, 2008.

MARKET REVIEW

The senior loan market rallied during the Trust's first fiscal quarter, as investors searched for value within a very beaten down asset class. Coming on the heels of the single worst calendar quarter on record (the three-month period ended March 31, 2008), an exceptionally strong April and May brought the year-to-date performance of the Index to a (1.33)%. While still in the red, it is currently estimated that the LLI will produce approximately 3% of interest income through the balance of the year. Should that happen, and should loan prices remain reasonably stable, the LLI would again post a positive annual total return in what may be ultimately recognized as one of the most volatile years in recent capital markets history.

(1)  The distribution rate is calculated by annualizing dividends declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2)  The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

The primary catalyst to higher loan prices has been the ongoing easing of the immense technical imbalance that has prevailed since credit markets seized up last summer. As of this writing, the supply overhang of unsold 2007-vintage loans residing on banks' balance sheets is estimated at approximately $64 billion, down from $111 billion at the end of March (and roughly $237 billion at the peak last summer). We've often stated that diminishing supply, together with stable to growing demand, will likely have a positive impact on secondary loan prices, even as default rates continue to move upward, so long as that move is relatively measured and its composition sufficiently anticipated (see below). Thus far, that has been the case. Supply has clearly come down, and will likely continue to do so as pending transactions are either sold into the market or cancelled. Demand, on the other hand, has held reasonably steady, buoyed in part by traditional and new investors seeking to increase exposure to investment assets backed by collateral. An additional positive influence, the prospect of higher short-term interest rates, has also reignited interest in floating rate loans, as floating rate loans remain one of the very few higher-yielding asset classes to benefit from rising short-term rates. Until very recently, when the U.S. Federal Reserve (the "Fed") publicly shifted its bias to controlling inflation, aggressive rate cuts had played a major role in arresting the demand for loans, even though, in the eyes of many investors, value appeared compelling.

Not surprising, fundamental credit conditions have deteriorated somewhat since the first of the year, prompted by tighter liquidity conditions (i.e., credit availability) and, to a lesser degree, decelerating corporate earnings and soaring fuel and commodity prices. Through the end of May, the lagging twelve-month default rate stood at 2.51% by number of loans, from 1.5% at the end of February (the date of our last report), and from a record-low 0.26% at the end of 2007. Although the May number represents a 56-month high, it's important to note the pace of defaults has tapered off since the end of February as the majority of the activity occurred during the first ten months of the year. Further, the bulk of these fresh defaults reside within the most deeply troubled industry sectors and did not come as a significant surprise to most investors (real estate and automotive accounted for 37% and 16%, respectively, of LLI defaults as of May 31). Fortunately, our rigorous underwriting and monitoring process has, thus far, allowed us to avoid the spate of defaults that have occurred within the LLI since the beginning

TOP TEN SENIOR LOAN ISSUERS AS OF MAY 31, 2008 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Charter Communications Operating, LLC	3.2%	5.2%
CHS/Community Health Systems, Inc.	3.0%	4.9%
Cequel Communications, LLC	2.3%	3.9%
Metro-Goldwyn-Mayer, Inc.	2.1%	3.5%
HCA, Inc.	2.0%	3.3%
UPC Financing Partnership	1.6%	2.6%
Norwood Promotional Products	1.6%	2.6%
Georgia Pacific Corporation	1.6%	2.6%
CSC Holdings, Inc.	1.5%	2.5%
Univision Communications, Inc.	1.4%	2.3%

TOP TEN INDUSTRY SECTORS AS OF MAY 31, 2008 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Healthcare, Education and Childcare	11.2%	18.6%
North American Cable	9.4%	15.7%
Printing & Publishing	6.3%	10.4%
Retail Stores	5.3%	8.9%
Utilities	5.3%	8.7%
Data and Internet Services	5.0%	8.2%
Leisure, Amusement, Entertainment	4.7%	7.8%
Chemicals, Plastics & Rubber	4.1%	6.8%
Foreign Cable, Foreign TV, Radio and Equipment	4.0%	6.7%
Radio and TV Broadcasting	3.8%	6.3%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

of the year. While we remain hopeful that the problems will remain contained within these sectors, there are indications that the now oft discussed collection of headwinds facing the domestic economy, i.e., record energy prices, a seemingly endless slide in home values and waning consumer confidence, could cause default activity to pick up more broadly. We continue to monitor the situation closely.

USE OF LEVERAGE

The Trust utilizes financial leverage to seek to increase the yield to the holders of common shares while maintaining the appropriate credit standards. Using leverage for investment purposes involves borrowing at a floating short-term rate, and investing those proceeds at a higher floating rate. Unlike traditional fixed income asset classes, using leverage in the floating rate senior loan asset class should not expose investors to the same degree of risk from rising short-term interest rates, as the income produced from the Trust's loan investments will adjust in a fashion consistent with the Trust's borrowing costs. The use of leverage can, however, magnify the erosion of the Trust's net asset value in declining markets. As of May 31, 2008, the Trust had $450 million of "Aaa/AAA(3)" rated cumulative auction rate preferred shares outstanding, and $157 million of borrowings outstanding under $450 million in available credit facilities. Total leverage, as a percentage of total assets (including preferred shares), was 38.96% at period end.

Since early February 2008, for the first time in the history of its auction rate preferred shares program, the Trust did not receive hold orders and purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result the amount sold by each selling shareholder was reduced pro rata or to zero. In addition, the dividend rate on such preferred shares, which is normally set by means of a Dutch Auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the day of the auction.

As we have stated in the past, it is important for investors in the Trust's common and preferred shares to understand that this is a market liquidity issue and not a credit issue. The preferred shares of ING Prime Rate Trust have the highest rating issued by the rating agencies and are backed by the assets of the Trust. Further, even under current conditions, we believe that the Trust will be able to continue to pay the dividends required under its preferred shares program, whether those dividend rates are set by the Dutch Auction procedure or at the maximum rate.

The Board of Trustees ("Board") and the management of the Trust continue to evaluate options to address the current liquidity concerns with respect to the auction rate preferred securities. In this regard, in a press release issued on June 9, 2008, the Trust announced that management recommended and the Board approved a partial redemption of the auction rate preferred shares outstanding that would be funded by drawing on leverage available under the Trust's credit facilities, the extensions of which were also recommended by management and approved by the Board. The Trust expects to redeem approximately $225 million of the $450 million auction rate preferred shares outstanding, approximately 50% by series, subject to satisfying the notice and

(3)  Obligations rated Aaa by Moody's Investors Service are judged to be of the highest quality, with minimal credit risk. An obligator rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest Issuer Credit Rating assigned by Standard & Poor's. Credit quality refers to the Trust's underlying investments, not to the stability or safety of this Trust.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

other requirements that apply to such redemptions. It is currently anticipated that the redemption of 50% of the auction rate preferred shares outstanding will be completed in July 2008.(1)

We continue to evaluate additional options to address the current liquidity concerns with respect to the auction rate preferred shares. There can be no assurance that any additional means for liquidity will be identified, and if they are, it is possible that the Trust's leverage or its benefits from leverage will diminish.

OUTLOOK

Looking out, we see loan prices as somewhat range bound until the direction of the U.S. economy becomes clearer. Of course, prices will remain subject to both credit specific and general market risk. In our view, the Fed remains somewhat hamstrung, trying to delicately balance downside growth risk and upside inflation risk. As such, we don't see a significant chance of a meaningful move — in either direction — in short term rates on the very near-term horizon. Longer term, we believe the Fed will have no choice but to raise rates to combat now visible inflationary pressures. Again, not only would moderately rising short-term interest rates benefit loan investors through higher current yields, but, absent any material credit or liquidity stress, loan values, unlike those of fixed income securities, are relatively immune to moderate changes in rates. We also believe that our strategy of investing primarily in the better quality and most liquid non-investment grade bank loans, combined with rigorous ongoing monitoring, has the potential to continue our favorable default experience. Absent a loss associated with a default, senior bank loans pay off at original face value, which can provide investors the opportunity to, over time, recapture price declines and take advantage of price discounts. Investors looking to capitalize on that favorable total return opportunity must have a reasonable risk tolerance and a sufficiently long investment horizon.

`

Jeffrey A. Bakalar Senior Vice President Senior Portfolio Manager ING Investment Management Co.	Daniel A. Norman Senior Vice President Senior Portfolio Manager ING Investment Management Co.

ING Prime Rate Trust
July 3, 2008

(1)  The redemption of 50% of the auction rate preferred shares was completed in July 2008.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended May 31, 2008
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	(8.06)%	3.56%	5.86%	4.16%
Based on Market Value	(15.95)%	2.08%	3.61%	2.37%
S&P/LSTA Leveraged Loan Index	(2.48)%	3.67%	4.58%	4.37%
Credit-Suisse Leveraged Loan Index	(3.25)%	3.65%	4.82%	4.43%

The table above illustrates the total return of the Trust against the Indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.ingfunds.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The LLI is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES

Quarter Ended	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
May 31, 2008	5.00%	8.18%	8.89%	7.58%	7.95%
February 29, 2008	6.00%	10.99%	11.93%	9.03%	9.79%
November 30, 2007	7.50%	10.46%	11.15%	7.97%	8.67%
August 31, 2007	8.25%	10.92%	10.18%	7.53%	8.44%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's average net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment grade assets. Below investment grade loans involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares . If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the interest rate spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's value to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2008 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,649,106,180)	$1,523,662,528
Foreign currencies at value (Cost $2,866,317)	2,828,377
Receivables:
Investment securities sold	15,834,198
Interest	15,051,997
Other	34,504
Unrealized appreciation on forward foreign currency contracts	655,058
Prepaid expenses	27,907
Prepaid facility fees on notes payable	15,471
Total assets	1,558,110,040
LIABILITIES:
Notes payable	157,000,000
Payable for investment securities purchased	3,752,741
Accrued interest payable	635,433
Deferred arrangement fees on revolving credit facilities	597,529
Dividends payable — preferred shares	120,706
Payable to affilates	1,407,978
Payable to custodian	156,748
Accrued trustees fees	51,440
Payable to custodian due to bank overdraft	1,680,225
Unrealized depreciation on forward foreign currency contracts	652,444
Unrealized depreciation on unfunded commitments	1,642,429
Other accrued expenses	485,864
Total liabilities	168,183,537
Preferred shares, $25,000 stated value per share at liquidation value (18,000 shares outstanding)	450,000,000
NET ASSETS	$939,926,503
Net assets value per common share outstanding (net assets divided by 145,094,493 shares of beneficial interest authorized and outstanding, no par value)	$6.48
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,312,128,054
Distributions in excess of net investment income	(575,451)
Accumulated net realized loss on investments and foreign currency related transactions	(246,392,911)
Net unrealized depreciation on investments and foreign currency related transactions	(125,233,189)
NET ASSETS	$939,926,503

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the three months ended May 31, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$27,316,602
Arrangement fees earned	120,241
Other	319,705
Total investment income	27,756,548
EXPENSES:
Investment management fees	3,254,853
Administration fees	1,017,142
Transfer agent fees	29,164
Interest expense	2,325,082
Shareholder reporting expense	34,300
Custody and accounting expense	204,900
Professional fees	55,860
Preferred shares — dividend disbursing agent fees	288,617
ICI fees	831
Postage expense	65,074
Trustees fees	14,720
Miscellaneous expense	64,938
Total expenses	7,355,481
Net investment income	20,401,067
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND UNFUNDED COMMITMENTS:
Net realized loss on:
Investments	(11,457,571)
Foreign currency related transactions	(6,838,379)
Net realized loss on investments and foreign currency related transactions	(18,295,950)
Net change in unrealized appreciation or depreciation on:
Investments	68,639,722
Foreign currency related transactions	3,005,554
Unfunded commitments	567,650
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and unfunded commitments	72,212,926
Net realized and unrealized gain on investments, foreign currency related transactions and unfunded commitments	53,916,976
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
From net investment income	(4,028,652)
Increase in net assets resulting from operations	$70,289,391

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Three Months Ended May 31, 2008	Year Ended February 29, 2008
FROM OPERATIONS:
Net investment income	$20,401,067	$108,192,188
Net realized gain (loss) on investments and foreign currency related transactions	(18,295,950)	5,073,469
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and unfunded commitments	72,212,926	(230,998,967)
Distributions to preferred shareholders from net investment income	(4,028,652)	(23,475,824)
Increase (decrease) in net assets resulting from operations	70,289,391	(141,209,134)
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(17,338,792)	(81,821,838)
Decrease in net assets from distributions to common shareholders	(17,338,792)	(81,821,838)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	—	450,139
Proceeds from shares sold	—	17,785
Net increase from capital share transactions	—	467,924
Net increase (decrease) in net assets	52,950,599	(222,563,048)
NET ASSETS:
Beginning of period	886,975,904	1,109,538,952
End of period (including distributions in excess of net investment income/undistributed net investment income of $(575,451) and 390,926, $respectively)	$939,926,503	$886,975,904

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the three months ended May 31, 2008 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$28,980,816
Facility fees received	9,427
Dividend paid to preferred shareholder	(4,071,060)
Arrangement fee received	18,960
Other income received	333,946
Interest paid	(3,049,504)
Other operating expenses paid	(5,159,938)
Purchases of securities	(33,898,596)
Proceeds on sale of securities	201,804,541
Net cash provided by operating activities	$184,968,592
Cash Flows From Financing Activities:
Dividends paid to common shareholders	(17,338,792)
Net decrease in notes payable	(181,000,000)
Payable to custodian due to bank overdraft	1,680,225
Net cash flows provided by financing activities	(196,658,567)
Net decrease	(11,689,975)
Cash at beginning of period	11,689,975
Cash at end of period	$—
Reconciliation Of Net Increase In Net Assets Resulting From Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$70,289,391
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized depreciation on investments	(68,639,722)
Change in unrealized depreciation on foreign currencies	12,439
Change in unrealized depreciation on forward foreign currency contracts	(3,011,667)
Change in unrealized appreciation on other assets and liabilities	(6,326)
Change in unrealized depreciation on unfunded commitments	(567,650)
Net accretion of discounts on investments	(1,212,963)
Net amortization of premiums on investments	67,112
Net realized gain on sale of investments and forward foreign currency
related transactions	18,295,950
Purchases of securities	(33,898,596)
Proceeds on sale of securities	201,804,541
Decrease in other assets	7,915
Decrease in interest receivable	2,810,065
Decrease in prepaid facility fees on notes payable	9,427
Increase in prepaid expenses	(7,395)
Decrease in deferred arrangement fees on revolving credit facilities	(101,281)
Decrease in accrued interest payable	(724,422)
Decrease in dividends payable — preferred shares	(42,408)
Increase in payable to affiliates	21,323
Increase in accrued trustees fees	6,877
Decrease in other accrued expenses	(144,018)
Total adjustments	114,679,201
Net cash provided by operating activities	$184,968,592

See Accompanying Notes to Financial Statements

ING PRIME RATE TRUST (UNAUDITED)  FINANCIAL HIGHLIGHTS

For a common share outstanding throughout the period

	Three Months Ended May 31,	Years Ended February 28 or February 29,
	2008	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$6.11	7.65	7.59	7.47	7.34	6.73
Income (loss) from investment operations:
Net investment income	$0.14	0.75	0.71	0.57	0.45	0.46
Net realized and unrealized gain (loss) on investments, foreign currency related transactions and unfunded commitments	$0.38	(1.57)	0.06	0.12	0.16	0.61
Total from investment operations	$0.52	(0.82)	0.77	0.69	0.61	1.07
Distributions to Common Shareholders from net investment income	$(0.12)	(0.56)	(0.55)	(0.46)	(0.43)	(0.42)
Distribution to Preferred Shareholders	$(0.03)	(0.16)	(0.16)	(0.11)	(0.05)	(0.04)
Net asset value, end of period	$6.48	6.11	7.65	7.59	7.47	7.34
Closing market price at end of period	$5.97	5.64	7.40	7.02	7.56	7.84
Total Investment Return(1)
Total investment return at closing market price(2)%	8.06	(17.25)	13.84	(0.82)	2.04	28.77
Total investment return at net asset value(3)%	8.27	(13.28)	8.85	8.53	7.70	15.72
Ratios/Supplemental Data
Net assets end of period (000's)	$939,927	886,976	1,109,539	1,100,671	1,082,748	1,010,325
Preferred Shares-Aggregate amount outstanding (000's)	$450,000	450,000	450,000	450,000	450,000	450,000
Liquidation and market value per share of Preferred Shares	$25,000	25,000	25,000	25,000	25,000	25,000
Borrowings at end of period (000's)	$157,000	338,000	281,000	465,000	496,000	225,000
Asset coverage per $1,000 of debt(4)	$2,548	2,125	2,517	2,203	2,140	2,500
Average borrowings (000's)	$256,946	391,475	459,982	509,178	414,889	143,194
Ratios to average net assets including Preferred Shares(5)
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.47	1.54	1.57	1.64	1.60	1.45
Net expenses after expense waiver(6)%	2.15	3.05	3.27	3.02	2.21	1.65
Gross expenses prior to expense waiver(6)%	2.15	3.05	3.27	3.02	2.22	1.65
Net investment income(6)%	5.97	7.23	6.68	5.44	4.21	4.57
Ratios to average net assets plus borrowings
Expenses (before interest and other fees related to revolving credit facility)(6)%	1.71	1.60	1.56	1.58	1.63	1.84
Net expenses after expense waiver(6)%	2.51	3.17	3.25	2.90	2.26	2.09
Gross expenses prior to expense waiver(6)%	2.51	3.17	3.25	2.90	2.27	2.09
Net investment income(6)%	6.96	7.53	6.63	5.24	4.32	5.82
Ratios to average net assets
Expenses (before interest and other fees related to revolving credit facility)(6)%	2.19	2.20	2.21	2.33	2.29	2.11
Net expenses after expense waiver(6)%	3.22	4.36	4.62	4.27	3.17	2.40
Gross expenses prior to expense waiver(6)%	3.22	4.36	4.62	4.27	3.18	2.40
Net investment income(6)%	8.95	10.35	9.42	7.71	6.04	6.68
Portfolio turnover rate %	2	60	60	81	93	87
Common shares outstanding at end of period (000's)	145,094	145,094	145,033	145,033	145,033	137,638

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Trust's dividend reinvestment plan.

(3)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan.

This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares.

(4)  Asset coverage represents the total assets available for settlement of Preferred Stockholder's interest and notes payables in relation to the Preferred Shareholder interest and notes payable balance outstanding. The Preferred Shares were first offered November 2, 2000.

(5)  Ratios do not reflect the effect of dividend payments to Preferred Shareholders; income ratios reflect income earned on assets attributable to the Preferred Shares; ratios do not reflect any add-back for the borrowings.

(6)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.  Senior Loan and Other Security Valuation. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from an independent pricing service or other sources determined by the Trust's Board of Trustees ("Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged an independent pricing service to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of May 31, 2008, 98.20% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and ING Investments, LLC (the "Investment Adviser") or ING Investment Management Co. ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Valuation, Brokerage and Proxy Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan,

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities maturing in 60 days or less from the date of acquistion are valued at amortized cost which approximates market value.

B.  Federal Income Taxes. It is the Trust's policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions will be made by the Trust until any capital loss carryforwards have been fully utilized or expire.

C.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

D.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

E.  Forward Foreign Currency Contracts. The Trust may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Trust agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Trust's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the Portfolio of Investments.

F.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

G.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), DST Systems, Inc. ("DST"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

H.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the three months ended May 31, 2008, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $34,186,409 and $224,054,789, respectively. At May 31, 2008, the Trust held senior loans valued at $1,515,800,172 representing 99.5% of its total investments. The market value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

Dates of acquisition and cost of assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	06/05/02	$100
Block Vision Holdings Corporation (571 Common Shares)	09/17/02	—
Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	12/26/00	9,793
Cedar Chemical (Liquidation Interest)	12/31/02	—
Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	12/22/95	—
Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	01/18/02	—
Decision One Corporation (1,752,103 Common Shares)	05/17/05	1,116,773
Enterprise Profit Solutions (Liquidation Interest)	10/21/02	—
EquityCo, LLC (Warrants for 28,752 Common Shares)	02/25/05	—
Euro United Corporation (Residual Interest in Bankruptcy Estate)	06/21/02	100
Grand Union Company (Residual Interest in Bankruptcy Estate)	07/01/02	2,576
Humphrey's, Inc. (Residual Interest in Bankruptcy Estate)	05/15/02	50
IAP Acquisition Corporation (3,524 Common Shares)	08/29/03	—
IAP Acquisition Corporation (1,084 Common Shares)	08/29/03	3,524,300
IAP Acquisition Corporation (1,814 Common Shares)	08/29/03	—
IAP Acquisition Corporation (17,348 Common Shares)	08/29/03	428,603
Imperial Home Décor Group, Inc. (Liquidation Interest)	01/22/04	—
IT Group, Inc. (Residual Interest in Bankruptcy Estate)	09/12/03	25
Kevco Inc. (Residual Interest in Bankruptcy Estate)	06/05/02	25
Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Norwood Promotional Products, Inc. (104,148 Common Shares)	08/23/04	32,939
Norwood Promotional Products, Inc. (Contingent Value Rights)	12/14/07	377,999
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Transtar Metals (Residual Interest in Bankruptcy Estate)	01/09/03	40,230
TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	10/15/02	—
US Office Products Company (Residual Interest in Bankruptcy Estate)	02/11/04	—
Total Restricted Securities excluding senior loans (market value $840,481 was 0.09% of net assets at May 31, 2008)		$5,533,513

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser entered into a Sub-Advisory agreement with ING IM, a Connecticut corporation. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% plus the proceeds of any outstanding borrowings of the Trust's Managed Assets.

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep"). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

NOTE 5 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2008, the Trust had the following amounts recorded in payables to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$1,072,745	$335,233	$1,407,978

The Trust has adopted a Retirement Policy ("Policy") covering all independent trustees of the Trust who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this Policy are based on an annual rate as defined in the Policy agreement.

NOTE 6 — COMMITMENTS

The Trust has entered into both a $90 million 364-day revolving credit agreement which matures August 20, 2008 and a $360 million 364-day revolving securitization facility which matures May 29, 2009, collateralized by assets of the Trust. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper-based rate. Prepaid arrangement fees for these facilities are amortized over the term of the agreements. The amount of borrowings outstanding at May 31, 2008, was $157 million. Weighted average interest rate on outstanding borrowings was 3.50%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 10.1% of total assets at May 31, 2008. Average borrowings for the period ended May 31, 2008 were $256,945,652 and the average annualized interest rate was 3.59% excluding other fees related to the unused portion of the facilities, and other fees.

As of May 31, 2008, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Advance Food Company	$116,878
Calpine Corporation	871,500
Cannery Casino Resorts, LLC	755,906
Cengage Learning, Inc.	3,333,333
Centaur Gaming	350,877
Coleto Creek Power	3,791,667
Community Health Systems, Inc.	2,501,356
Fontainebleau Resorts, LLC	966,667
Golden Nugget, Inc.	$545,455
Hub International Holdings, Inc.	81,046
Kerasotes Theatres, Inc.	996,930
Ply Gem Industries, Inc.	666,667
Sturm Foods, Inc.	500,000
United Surgical Partners International, Inc.	72,581
$15,550,863

The unrealized depreciation on these commitments of $1,642,429 as of May 31, 2008 is reported as such on the Statement of Assets and Liabilities.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 7 — RIGHTS AND OTHER OFFERINGS

As of May 31, 2008, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
9/15/98	25,000,000	12,372,589
3/04/99	5,000,000	3,241,645

On November 2, 2000, the Trust issued 3,600 shares each of Series M, Series W and Series F Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000 liquidation preference, for a total issuance of $270 million. Also, on November 16, 2000, the Trust issued 3,600 shares of Series T and Series Th Auction Rate Cumulative Preferred Shares, $0.01 Par Value, $25,000, liquidation preference, for a total issuance of $180 million. The Trust used the net proceeds of the offering to partially pay down the then existing indebtedness and to purchase additional senior loans. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period. Preferred shares have no stated conversion, redemption or liquidation date, but may be redeemed at the election of the Trust. Such shares may only be redeemed by the Preferred Shareholders if the Trust fails to meet certain credit quality thresholds within its portfolio.

Since early February 2008, for the first time in the history of its auction rate preferred shares program, the Trust did not receive hold orders and purchase requests for its preferred shares during their weekly auctions that equaled the full amount of such shares. As a result the amount sold by each selling shareholder was reduced pro rata or to zero. In addition, the dividend rate on such preferred shares, which is normally set by means of a Dutch Auction procedure, automatically reset to the maximum rate permitted under the preferred shares program. That maximum rate is 150% of the applicable commercial paper base rate on the day of the auction.

NOTE 8 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Trust's custodian and recordkeeper. Custody fees paid to SSB are reduced by earnings credits based on the cash balances held by SSB for the Trust. There were no earnings credits for the three months ended May 31, 2008.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of May 31, 2008, the Trust held 0.5% of its total assets in subordinated loans and unsecured loans.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Prime Rate Trust
	Three Months Ended May 31, 2008	Year Ended February 29, 2008
Number of Shares
Reinvestment of distributions from common shares	—	58,938
Proceeds from shares sold	—	2,320
Net increase in shares outstanding	—	61,258
Dollar Amount ($)
Reinvestment of distributions from common shares	$—	$450,139
Proceeds from shares sold	—	17,785
Net increase	$—	$467,924

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Three months ended May 31, 2008	Year Ended February 29, 2008
Ordinary Income	Ordinary Income
$21,367,444	$105,297,662

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 29, 2008 were:

Unrealized Appreciation/ (Depreciation)	Post-October Currency Losses Deferred	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
$(194,491,261)	$(2,455,013)	$(2,086,199)	$(847,193)	2009
			(47,376,376)	2010
			(97,064,717)	2011
			(57,686,392)	2012
			(22,421,058)	2013
			(560,828)	2014
			$(225,956,564)

The Trust's major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2003.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained upon challenge by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 was effective for fiscal years beginning after December 15, 2006, with early application permitted if no interim financial statements had been issued. Acknowledging the unique issues that FIN 48 presents for investment companies that calculate NAVs, the SEC indicated that they would not object if a fund implemented FIN 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. Management of the Trust has analyzed the tax positions of the Trust. Upon adoption of FIN 48, management identified no uncertain tax positions that have not met the more likely-than-not standard.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS No. 157"), "Fair Value Measurements." This statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. SFAS No. 157 will not impact the manner for which the Trust's investments are valued but will result in expanded financial statement disclosure.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of May 31, 2008, management of the Trust is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under Statement 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments.

SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of May 31, 2008, management of the Trust is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS

As discussed in earlier supplements filed with the SEC, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 13 — INFORMATION REGARDING TRADING OF ING'S US MUTUAL FUNDS (continued)

•  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•  ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

Other Regulatory Matters

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request.

Other federal and state regulators could initiate similar actions in this or other areas of ING's businesses. These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged. In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate. At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 14 — SUBSEQUENT EVENTS

The Trust announced that the Board of Trustees had approved a partial redemption of the auction rate preferred shares outstanding by drawing on leverage that is available under the Trust's credit facilities. Below is a summary of the redemption of approximately $225 million of the $450 million auction rate preferred shares outstanding:

Preferred Shares	Total Shares Redeemed	Total Liquidation Preference	Redemption Date
Series M	1,800	$45,000,000	07/15/08
Series T	1,800	$45,000,000	07/16/08
Series W	1,800	$45,000,000	07/17/08
Series Th	1,800	$45,000,000	07/18/08
Series F	1,800	$45,000,000	07/21/08
Totals	9,000	$225,000,000

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2008 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

Subsequent to May 31, 2008, the Trust paid to Common Shareholders the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.0340	5/30/08	6/10/08	6/23/08
$0.0320	6/30/08	7/10/08	7/22/08

Subsequent to May 31, 2008, the Trust paid to Preferred Shareholders the following dividends from net investment income:

Preferred Shares	Total Per Share Amount	Auction Dates	Record Dates	Payable Dates	Average Rate
Series M	$104.64	06/02/08-07/14/08	06/09/08-07/21/08	06/10/08-07/22/08	4.612%
Series T	$106.74	06/03/08-07/15/08	06/10/08-07/22/08	06/11/08-07/23/08	4.706%
Series W	$104.99	06/04/08-07/16/08	06/11/08-07/23/08	06/12/08-07/24/08	4.628%
Series Th	$105.93	06/05/08-07/17/08	06/12/08-07/24/08	06/13/08-07/25/08	4.657%
Series F	$106.74	06/06/08-07/18/08	06/13/08-07/25/08	06/16/08-07/28/08	4.706%

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited)

Senior Loans*: 161.3%			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Aerospace & Defense: 2.1%
		Avio Group	NR	NR
	$556,314	Term Loan, 6.423%, maturing December 13, 2014			$519,358
EUR	708,333	Term Loan, 6.715%, maturing December 13, 2014			1,047,363
EUR	708,333	Term Loan, 7.146%, maturing December 13, 2015			1,047,363
	$590,346	Term Loan, 7.468%, maturing December 13, 2015			551,130
		Delta Air Lines, Inc.	Ba2	BB-
	1,485,000	Term Loan, 5.006%, maturing April 30, 2012			1,270,735
		Delta Air Lines, Inc.	B2	B
	4,481,250	Term Loan, 6.149%, maturing April 30, 2012			3,293,719
		Dyncorp International, LLC	Ba2	BB
	2,158,064	Term Loan, 4.625%, maturing February 11, 2011			2,087,926
		McKechnie Aerospace DE, Inc.	Ba3	B+
	992,500	Term Loan, 4.709%, maturing May 11, 2014			945,356
		Transdigm, Inc.	Ba3	BB-
	3,000,000	Term Loan, 4.655%, maturing June 23, 2013			2,915,001
		United Airlines, Inc.	B1	BB-
	2,496,357	Term Loan, 4.809%, maturing February 01, 2014			1,927,187
		US Airways Group, Inc.	B2	B+
	4,138,000	Term Loan, 4.883%, maturing March 24, 2014			2,853,151
		Wesco Aircraft Hardware Corporation	B1	BB-
	1,458,750	Term Loan, 4.950%, maturing September 29, 2013			1,433,678
					19,891,967
Automobile: 1.9%
		Dollar Thrifty Automotive Group, Inc.	B1	BB
	744,375	Term Loan, 4.381%, maturing June 15, 2014			562,003
		Ford Motor Company	Ba3	B+
	6,228,172	Term Loan, 5.800%, maturing December 15, 2013			5,389,318
		KAR Holdings, Inc.	Ba3	B+
	4,466,250	Term Loan, 4.950%, maturing October 20, 2013			4,159,195
		Oshkosh Truck Corporation	Ba3	BBB-
	7,775,000	Term Loan, 4.760%, maturing December 06, 2013			7,453,201
					17,563,717
Beverage, Food & Tobacco: 3.9%
		Advance Food Company	B1	BB-
	49,965	Term Loan, 1.858%, maturing March 16, 2014			45,468
	578,544	Term Loan, 4.450%, maturing March 16, 2014			526,475

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Beverage, Food & Tobacco: (continued)
		ARAMARK Corporation	Ba3	BB
	$15,882,231	Term Loan, 4.571%, maturing January 26, 2014			$14,947,164
	2,962,500	Term Loan, 4.571%, maturing January 26, 2014			2,788,083
	1,388,208	Term Loan, 5.025%, maturing January 26, 2014			1,306,477
		Birds Eye Foods, Inc.	B1	B+
	856,667	Term Loan, 4.450%, maturing March 22, 2013			818,117
		Bumble Bee Foods, LLC	B1	B+
	1,200,000	Term Loan, 5.052%, maturing May 02, 2012			1,140,000
		Golden State Foods	B1	B+
	3,840,000	Term Loan, 4.649%, maturing February 28, 2011			3,772,800
		Pinnacle Foods Holding Corporation	B2	B
	5,657,250	Term Loan, 5.473%, maturing April 02, 2014			5,318,828
		Sturm Foods, Inc.	B1	B
	2,970,000	Term Loan, 5.438%, maturing January 31, 2014			2,341,349
		United Biscuits	NR	NR
GBP	1,476,692	Term Loan, 7.962%, maturing December 14, 2014			2,683,379
		Van Houtte, Inc.	B1	BB-
	$655,050	Term Loan, 5.196%, maturing July 19, 2014			619,841
	89,325	Term Loan, 5.196%, maturing July 19, 2014			78,159
					36,386,140
Buildings & Real Estate: 1.5%
		Contech Construction Products, Inc.	Ba3	BB
	1,711,597	Term Loan, 4.649%, maturing January 31, 2013			1,474,113
		Custom Building Products, Inc.	B1	BB-
	4,116,063	Term Loan, 6.883%, maturing October 29, 2011			3,580,975
		John Maneely Company	B3	B+
	4,256,286	Term Loan, 5.975%, maturing December 08, 2013			3,988,494
		KCPC Acquisition, Inc.	Ba2	B
	560,170	Term Loan, 4.928%, maturing May 22, 2014			518,157
	189,655	Term Loan, 5.125%, maturing May 22, 2014			175,431
		Lafarge Roofing	NR	NR
	169,425	Term Loan, 4.506%, maturing June 14, 2015			123,045
EUR	180,337	Term Loan, 6.856%, maturing June 14, 2015			203,737
EUR	441,573	Term Loan, 6.856%, maturing June 14, 2015			498,869
	$171,654	Term Loan, 4.756%, maturing March 14, 2016			124,664
EUR	409,551	Term Loan, 7.106%, maturing March 14, 2016			462,691
EUR	210,674	Term Loan, 7.106%, maturing March 14, 2016			238,010

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Buildings & Real Estate: (continued)
		Ply Gem Industries, Inc.	B2	BB-
$761,905		Revolver, 3.558%, maturing February 12, 2009			$666,667
		Shea Capital I, LLC	Ba3	BB-
490,550		Term Loan, 4.434%, maturing October 27, 2011			377,723
		Tishman Speyer	Ba2	BB-
1,500,000		Term Loan, 4.340%, maturing December 27, 2012			1,286,250
					13,718,826
Cargo Transport: 1.9%
		Baker Tanks, Inc.	B1	B
1,980,000		Term Loan, 5.086%, maturing May 08, 2014			1,831,500
		Dockwise Transport, N.V.	NR	NR
875,000		Term Loan, 5.071%, maturing January 11, 2015			824,141
1,094,819		Term Loan, 5.071%, maturing January 11, 2015			1,031,183
1,094,819		Term Loan, 5.571%, maturing January 11, 2016			1,031,183
875,000		Term Loan, 5.571%, maturing January 11, 2016			824,141
500,000		Term Loan, 7.196%, maturing July 11, 2016			439,166
560,000		Term Loan, 7.196%, maturing October 20, 2016			491,866
		Gainey Corporation	Caa2	CC
749,586	(3)	Term Loan, 9.816%, maturing April 20, 2012			348,557
		Greatwide Logistics Services, Inc.	B3	B
2,212,500		Term Loan, 6.200%, maturing December 19, 2013			1,752,023
		Inmar, Inc.	B1	B
540,922		Term Loan, 5.200%, maturing April 29, 2013			508,467
		Kenan Advantage Group, Inc.	B3	B+
977,512		Term Loan, 6.196%, maturing December 16, 2011			913,974
	(2)	Neoplan USA Corporation	NR	NR
896,585	(3)	Term Loan, 0.000%, maturing June 30, 2006			31,770
		Railamerica Transportation Corporation	NR	NR
4,200,000		Term Loan, 4.930%, maturing August 14, 2008			4,116,000
		TNT Logistics	Ba2	BB-
1,902,544		Term Loan, 5.381%, maturing November 04, 2013			1,797,904
723,070		Term Loan, 5.696%, maturing November 04, 2013			686,315
		US Shipping Partners, L.P.	Caa2	B
1,795,275		Term Loan, 6.196%, maturing March 31, 2012			1,551,042
					18,179,232

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Cellular: 1.9%
		Alltel Communications, Inc.	Ba3	BB-
	$1,500,000	Term Loan, 5.248%, maturing May 16, 2015			$1,389,643
	3,730,003	Term Loan, 5.248%, maturing May 16, 2015			3,466,572
	1,994,987	Term Loan, 5.550%, maturing May 16, 2015			1,854,091
		Centennial Communications Corporation	Ba2	BB-
	3,567,436	Term Loan, 4.795%, maturing February 09, 2011			3,497,871
		Cricket Communications, Inc.	Ba2	B+
	5,895,000	Term Loan, 5.696%, maturing June 16, 2013			5,796,748
		NTELOS, Inc.	Ba3	BB-
	2,155,575	Term Loan, 5.268%, maturing August 24, 2011			2,114,485
					18,119,410
Chemicals, Plastics & Rubber: 6.8%
		AZ Chem US, Inc.	B1	BB-
EUR	714,414	Term Loan, 6.640%, maturing February 28, 2013			900,187
		AZ Chem US, Inc.	Caa1	CCC+
	$333,333	Term Loan, 8.150%, maturing February 28, 2014			225,000
		Borsodchem Nyrt.	NR	NR
EUR	804,394	Term Loan, 6.812%, maturing March 26, 2015			1,109,500
EUR	804,394	Term Loan, 7.312%, maturing March 26, 2016			1,112,628
		Brenntag Holding GmbH & Co. KG	B1	B+
	$1,178,182	Term Loan, 5.794%, maturing January 17, 2014			1,103,073
	3,621,818	Term Loan, 5.794%, maturing January 17, 2014			3,390,927
		Celanese	Ba2	BB+
	3,200,000	Term Loan, 2.803%, maturing April 02, 2014			3,078,666
		Cristal Inorganic Chemicals, Inc.	Ba3	B+
	2,892,750	Term Loan, 4.946%, maturing May 15, 2014			2,516,692
		Cristal Inorganic Chemicals, Inc.	B3	CCC
	900,000	Term Loan, 8.446%, maturing November 15, 2014			708,750
		Flint Group	NR	NR
	936,821	Term Loan, 4.880%, maturing December 31, 2012			838,748
	353,279	Term Loan, 4.880%, maturing December 31, 2014			316,295
	2,333,333	Term Loan, 4.880%, maturing May 29, 2015			2,089,064
EUR	666,667	Term Loan, 6.983%, maturing May 29, 2015			915,643
	$1,290,100	Term Loan, 4.880%, maturing December 31, 2015			1,155,043
		Hawkeye Renewables, LLC	B3	NR
	3,626,591	Term Loan, 6.955%, maturing June 30, 2012			2,425,283

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Chemicals, Plastics & Rubber: (continued)
			Hexion Specialty Chemicals, Inc.	Ba3	B+
	$7,826,935		Term Loan, 4.938%, maturing May 05, 2013			$7,441,177
	1,176,000		Term Loan, 4.959%, maturing May 05, 2013			1,118,040
	1,698,865		Term Loan, 5.000%, maturing May 05, 2013			1,615,135
	992,500		Term Loan, 5.000%, maturing May 05, 2013			943,584
	2,462,500		Term Loan, 5.000%, maturing May 05, 2013			2,341,133
			Ineos US Finance, LLC	Ba3	BB-
	2,150,615		Term Loan, 4.885%, maturing December 16, 2012			1,987,975
	2,854,474		Term Loan, 4.885%, maturing December 16, 2013			2,624,926
	2,853,691		Term Loan, 5.385%, maturing December 23, 2014			2,624,206
			ISP Chemco, Inc.	Ba3	BB-
	3,473,750		Term Loan, 4.236%, maturing June 04, 2014			3,315,260
			JohnsonDiversey, Inc.	Ba2	BB-
	501,036		Term Loan, 4.784%, maturing December 16, 2010			481,204
	2,582,579		Term Loan, 4.784%, maturing December 16, 2011			2,480,353
			Kraton Polymers, LLC	B1	B-
	1,578,407		Term Loan, 4.750%, maturing May 12, 2013			1,385,052
			Lucite International US Finco, Ltd.	Ba3	BB-
	699,375		Term Loan, 5.150%, maturing July 07, 2013			644,299
	1,030,382		Term Loan, 5.150%, maturing July 07, 2013			949,239
			LyondellBasell Industries	Ba2	BB
	3,250,000	(5)	Term Loan, maturing April 30, 2015			2,954,250
			MacDermid, Inc.	B1	BB-
	1,648,421		Term Loan, 4.696%, maturing April 12, 2014			1,510,366
EUR	807,192		Term Loan, 6.981%, maturing April 12, 2014			1,114,405
			Northeast Biofuels, LLC	B1	B
	$1,073,171		Term Loan, 5.946%, maturing June 30, 2013			965,854
			Polypore, Inc.	Ba2	BB-
	3,308,333		Term Loan, 5.110%, maturing July 03, 2014			3,194,609
			Rockwood Specialties Group, Inc.	Ba2	BB+
	2,862,617		Term Loan, 4.399%, maturing December 13, 2013			2,747,889
						64,324,455
Containers, Packaging & Glass: 4.8%
			Berry Plastics Corporation	B1	BB-
	9,916,128		Term Loan, 4.784%, maturing April 03, 2015			9,214,562
			Graham Packaging Company	B1	B+
	13,068,000		Term Loan, 5.037%, maturing October 07, 2011			12,510,794
			Graphic Packaging International, Inc.	Ba3	BB-
	7,866,343		Term Loan, 4.795%, maturing May 16, 2014			7,500,117
			Klockner Pentaplast	NR	NR
	2,000,000		Term Loan, 5.210%, maturing January 03, 2016			1,455,000

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Containers, Packaging & Glass: (continued)
EUR	480,547	Term Loan, 7.242%, maturing January 03, 2016			$545,470
EUR	1,019,453	Term Loan, 7.242%, maturing January 03, 2016			1,157,184
		Mauser AG	NR	NR
EUR	625,000	Term Loan, 6.762%, maturing June 13, 2013			730,808
EUR	625,000	Term Loan, 7.012%, maturing June 13, 2014			737,694
	$842,699	Term Loan, 4.757%, maturing June 13, 2015			633,429
	842,699	Term Loan, 5.007%, maturing June 13, 2016			639,398
		Owens-Illinois	Baa3	BBB-
EUR	2,154,375	Term Loan, 5.884%, maturing June 14, 2013			3,094,407
		Pro Mach, Inc.	B1	B
	$2,450,000	Term Loan, 4.950%, maturing December 01, 2011			2,290,750
		Smurfit-Stone Container Corporation	Ba2	BB
	99,264	Term Loan, 5.058%, maturing November 01, 2011			96,584
	594,668	Term Loan, 5.067%, maturing November 01, 2011			578,612
		Tegrant Holding Company	B2	B
	495,000	Term Loan, 5.430%, maturing March 08, 2014			340,312
		Tegrant Holding Company	Caa2	CCC-
	500,000	Term Loan, 8.180%, maturing March 08, 2015			205,000
		Xerium Technologies, Inc.	Caa1	CCC+
	4,235,415	Term Loan, 5.446%, maturing May 18, 2012			3,578,926
					45,309,047
Data and Internet Services: 8.2%
		Activant Solutions, Inc.	B1	B+
	930,897	Term Loan, 4.759%, maturing May 02, 2013			827,335
		Acxiom Corporation	Ba2	BB+
	1,703,333	Term Loan, 4.893%, maturing September 15, 2012			1,639,458
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.709%, maturing May 04, 2015			1,105,293
EUR	768,581	Term Loan, 7.209%, maturing May 04, 2016			1,105,507
		Audatex	Ba3	BB-
	$3,098,073	Term Loan, 4.875%, maturing May 16, 2014			2,881,208
		Carlson Wagonlit Holdings, B.V.	Ba2	BB-
	2,750,000	Term Loan, 5.149%, maturing August 03, 2012			2,499,062
		First Data Corporation	Ba3	BB-
	5,974,438	Term Loan, 5.168%, maturing September 24, 2014			5,556,909
	2,192,827	Term Loan, 5.355%, maturing September 24, 2014			2,041,248
	248,750	Term Loan, 5.355%, maturing September 24, 2014			231,422

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

				Bank Loan Ratings† (Unaudited)		Market
Principal Amount			Borrower/Tranche Description	Moody's	S&P	Value
Data and Internet Services: (continued)
			Open Text Corporation	Ba3	BB
	$1,322,614		Term Loan, 4.631%, maturing October 02, 2013			$1,279,629
			Orbitz	B1	BB-
	9,447,500		Term Loan, 5.673%, maturing July 25, 2014			7,983,137
			Reynolds & Reynolds Company	Ba2	BB
	9,855,732		Term Loan, 4.383%, maturing October 26, 2012			9,449,183
			Sabre, Inc.	B1	B+
	15,958,689		Term Loan, 4.691%, maturing September 30, 2014			13,678,591
			Sitel, LLC	B2	B+
	3,893,842		Term Loan, 5.163%, maturing January 30, 2014			3,154,012
			Sungard Data Systems, Inc.	Ba3	BB
	20,186,112		Term Loan, 4.508%, maturing February 28, 2014			19,091,924
			Transaction Network Services, Inc.	B1	BB-
	2,282,110		Term Loan, 4.621%, maturing March 28, 2014			2,110,952
			Travelport, Inc.	Ba3	BB-
	1,445,156		Term Loan, 4.631%, maturing August 23, 2013			1,328,640
	289,971		Term Loan, 4.946%, maturing August 23, 2013			266,593
	992,500		Term Loan, 4.631%, maturing May 23, 2014			909,130
						77,139,233
Diversified / Conglomerate Manufacturing: 3.3%
			BOC Edwards	B1	BB
	3,225,625	(5)	Term Loan, 4.644%, maturing May 31, 2014			2,548,244
			Brand Services, Inc.	B1	B
	2,830,965		Term Loan, 5.014%, maturing February 07, 2014			2,590,333
	1,238,250		Term Loan, 6.024%, maturing February 07, 2014			1,176,338
			Brand Services, Inc.	Caa1	CCC+
	1,600,000		Term Loan, 8.838%, maturing February 07, 2015			1,400,000
			Dresser, Inc.	B2	B+
	4,910,577		Term Loan, 5.211%, maturing May 04, 2014			4,711,085
			EPD, Inc.	B1	B+
	436,406		Term Loan, 4.890%, maturing July 31, 2014			371,127
	3,047,188		Term Loan, 5.400%, maturing July 31, 2014			2,591,380
			Ferretti S.P.A.	NR	NR
EUR	577,667		Term Loan, 4.715%, maturing March 31, 2015			849,194
EUR	577,667		Term Loan, 4.715%, maturing March 31, 2016			849,194

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Manufacturing: (continued)
	Flextronics International, Ltd.	Ba1	BB+
$691,719	Term Loan, 4.947%, maturing October 01, 2014			$651,946
197,825	Term Loan, 4.963%, maturing October 01, 2014			184,472
	Generac Power Systems, Inc.	B1	B
4,405,756	Term Loan, 5.184%, maturing November 09, 2013			3,612,720
	Gentek Holding Corporation	Ba3	BB-
381,695	Term Loan, 4.765%, maturing February 28, 2011			358,555
1,128,890	Term Loan, 4.765%, maturing February 28, 2011			1,060,451
	Mueller Group, Inc.	Ba3	BB+
1,747,905	Term Loan, 4.571%, maturing May 24, 2014			1,651,770
	Rexnord Corporation / RBS Global, Inc.	Ba2	BB-
968,485	Term Loan, 4.978%, maturing July 19, 2013			920,061
	Sensata Technologies	Ba3	BB
4,126,500	Term Loan, 4.662%, maturing April 27, 2013			3,817,013
	Sensus Metering Systems, Inc.	Ba3	BB
1,408,696	Term Loan, 5.271%, maturing December 17, 2010			1,338,261
97,174	Term Loan, 6.878%, maturing December 17, 2010			92,315
	Textron Fastening Systems	B2	B+
492,500	Term Loan, 6.196%, maturing August 11, 2013			462,950
				31,237,409
Diversified / Conglomerate Service: 3.9%
	Affinion Group	Ba2	BB
3,937,668	Term Loan, 5.167%, maturing October 17, 2012			3,777,700
	AlixPartners, LLP	B1	BB-
2,578,769	Term Loan, 4.710%, maturing October 12, 2013			2,505,705
	Brickman Group	Ba3	BB-
1,980,000	Term Loan, 4.696%, maturing January 23, 2014			1,861,200
	Brock Holdings, Inc.	B1	B+
1,485,000	Term Loan, 4.633%, maturing February 26, 2014			1,381,050
	Catalina Marketing Corporation	Ba3	BB-
2,985,000	Term Loan, 5.696%, maturing October 01, 2014			2,834,505
	Coach America Holdings, Inc.	B2	B
2,126,791	Term Loan, 5.399%, maturing April 20, 2014			1,403,682
442,989	Term Loan, 5.446%, maturing April 20, 2014			292,373

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Diversified / Conglomerate Service: (continued)
		Fleetcor Technologies Operating Company, LLC	Ba3	B+
	$116,667	Term Loan, 4.880%, maturing April 30, 2013			$111,417
	577,500	Term Loan, 5.075%, maturing April 30, 2013			551,513
		Intergraph Corporation	Ba3	BB-
	1,884,107	Term Loan, 4.646%, maturing May 29, 2014			1,819,341
		ISS Global A/S	NR	NR
EUR	877,193	Term Loan, 6.652%, maturing December 31, 2013			1,276,717
EUR	122,807	Term Loan, 6.652%, maturing December 31, 2013			178,740
		ISTA International GmbH	NR	NR
EUR	331,478	Term Loan, 6.769%, maturing May 14, 2015			448,320
EUR	1,668,522	Term Loan, 6.769%, maturing May 14, 2015			2,256,656
		Mitchell International, Inc.	Ba3	B+
	$445,500	Term Loan, 4.671%, maturing March 28, 2014			427,958
		Mitchell International, Inc.	Caa1	B+
	250,000	Term Loan, 7.938%, maturing March 28, 2015			238,750
		Valley National Gases, Inc.	Ba3	BB-
	1,956,000	Term Loan, 4.885%, maturing February 28, 2014			1,770,180
		Valley National Gases, Inc.	B3	CCC+
	250,000	Term Loan, 8.381%, maturing August 28, 2014			212,500
		Valleycrest Companies, LLC	B1	B+
	1,976,906	Term Loan, 5.076%, maturing October 04, 2013			1,769,331
		Vertafore, Inc.	B1	B
	3,069,116	Term Loan, 5.138%, maturing January 31, 2012			2,877,296
		West Corporation	B1	BB-
	9,417,803	Term Loan, 5.155%, maturing October 24, 2013			8,746,785
					36,741,719
Diversified Nat'l Rsrcs, Precious Metals & Minerals: 2.6%
		Georgia Pacific Corporation	Ba2	BB+
	25,608,613	Term Loan, 4.685%, maturing December 20, 2012			24,313,508
					24,313,508
Ecological: 0.1%
		Synagro Technologies, Inc.	B1	B+
	893,250	Term Loan, 4.690%, maturing April 02, 2014			772,661
		Synagro Technologies, Inc.	Caa2	CCC+
	485,000	Term Loan, 7.440%, maturing October 02, 2014			352,838
					1,125,499

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Electronics: 1.6%
		Decision One	NR	NR
	$1,691,707	Term Loan, 12.000%, maturing April 15, 2010			$1,522,536
		Freescale Semiconductor, Inc.	Ba1	BB
	4,090,148	Term Loan, 4.578%, maturing December 01, 2013			3,690,892
		Infor Global Solutions	B1	B+
	496,250	Term Loan, 5.450%, maturing July 28, 2012			407,545
	105,800	Term Loan, 6.450%, maturing July 28, 2012			93,038
	202,784	Term Loan, 6.450%, maturing July 28, 2012			178,323
EUR	740,625	Term Loan, 7.731%, maturing July 28, 2012			962,017
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 10.978%, maturing March 02, 2014			515,940
		Kronos, Inc.	Ba3	B+
	$2,463,393	Term Loan, 4.946%, maturing June 11, 2014			2,275,559
		NXP, B.V.	Ba3	BB-
	1,750,000	Floating Rate Note, 5.463%, maturing October 15, 2013			1,601,250
EUR	1,500,000	Floating Rate Note, 7.497%, maturing October 15, 2013			2,070,892
		ON Semiconductor	Baa3	BB
	$1,980,000	Term Loan, 4.446%, maturing September 03, 2013			1,885,950
					15,203,942
Finance: 0.7%
		LPL Holdings, Inc.	B1	B
	7,431,203	Term Loan, 4.696%, maturing June 28, 2013			6,985,331
					6,985,331
Foreign Cable, Foreign TV, Radio and Equipment: 6.7%
		Casema Bidco/Serpering Investments, B.V.	NR	NR
EUR	113,008	Term Loan, 6.874%, maturing November 14, 2014			170,046
EUR	58,702	Term Loan, 6.874%, maturing November 14, 2014			88,330
EUR	120,197	Term Loan, 6.874%, maturing November 14, 2014			180,863
EUR	171,427	Term Loan, 7.374%, maturing November 14, 2015			258,079
EUR	119,999	Term Loan, 7.374%, maturing November 14, 2015			180,655
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 7.195%, maturing January 31, 2014			1,312,869
SEK	8,000,000	Term Loan, 7.320%, maturing January 31, 2015			1,211,879
		Levana Holding 4 GmbH	NR	NR
EUR	1,081,359	Term Loan, 6.770%, maturing March 02, 2015			1,181,194

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: (continued)
EUR	1,081,359	Term Loan, 7.284%, maturing March 02, 2016			$1,181,194
		Numericable/YPSO France SAS	NR	NR
EUR	1,249,580	Term Loan, 6.873%, maturing July 28, 2016			1,680,212
EUR	1,984,549	Term Loan, 6.873%, maturing July 28, 2016			2,668,467
EUR	765,871	Term Loan, 6.873%, maturing July 28, 2016			1,029,806
EUR	694,875	Term Loan, 7.123%, maturing July 28, 2016			936,821
EUR	1,305,125	Term Loan, 7.123%, maturing July 28, 2016			1,759,552
		ProSiebenSat.1 Media AG	NR	NR
EUR	64,583	Term Loan, 6.605%, maturing July 02, 2014			83,738
EUR	1,190,021	Term Loan, 6.605%, maturing July 02, 2014			1,542,971
SEK	2,269,914	Term Loan, 6.742%, maturing July 02, 2014			315,384
EUR	122,161	Term Loan, 6.730%, maturing May 09, 2015			158,413
EUR	2,715,121	Term Loan, 6.730%, maturing May 09, 2015			3,520,852
		TDF, S.A.	NR	NR
EUR	1,000,000	Term Loan, 6.386%, maturing January 31, 2015			1,359,067
EUR	1,000,000	Term Loan, 6.645%, maturing January 31, 2016			1,359,067
		UPC Financing Partnership	Ba3	B+
	$5,000,000	Term Loan, 4.553%, maturing December 31, 2014			4,707,815
EUR	1,741,434	Term Loan, 6.391%, maturing December 31, 2014			2,473,913
EUR	12,401,899	Term Loan, 6.391%, maturing December 31, 2014			17,618,368
		Virgin Media Investment Holdings Ltd.	Ba2	BB
GBP	3,954,322	Term Loan, 7.657%, maturing September 03, 2012			7,289,537
GBP	3,383,112	Term Loan, 7.657%, maturing September 03, 2012			6,236,549
GBP	423,993	Term Loan, 7.680%, maturing September 03, 2012			781,604
GBP	833,853	Term Loan, 7.680%, maturing September 03, 2012			1,537,154
					62,824,399
Gaming: 4.9%
		Cannery Casino Resorts, LLC	B2	BB
	$590,551	Term Loan, 3.475%, maturing May 18, 2013			570,620
	1,641,142	Term Loan, 4.945%, maturing May 18, 2013			1,585,753
		CCM Merger, Inc.	B1	BB-
	3,375,375	Term Loan, 4.691%, maturing July 13, 2012			3,185,510
		Centaur, LLC	B1	BB-
	1,649,123	Term Loan, 6.696%, maturing October 30, 2012			1,426,491
		Fontainebleau Las Vegas, LLC	B1	B+
	1,933,333	Term Loan, 6.258%, maturing June 06, 2014			1,645,750

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Gaming: (continued)
		Golden Nugget, Inc.	B1	BB-
$954,545		Term Loan, 4.427%, maturing June 30, 2014			$874,602
		Green Valley Ranch Gaming, LLC	B1	BB-
1,430,455		Term Loan, 4.654%, maturing February 16, 2014			1,207,543
		Green Valley Ranch Gaming, LLC	Caa1	CCC+
750,000		Term Loan, 5.894%, maturing August 16, 2014			499,687
		Greenwood Racing, Inc.	B2	BB-
1,481,250		Term Loan, 4.640%, maturing November 28, 2011			1,384,969
		Harrahs Operating Company, Inc.	Ba2	BB
2,000,000		Term Loan, 5.920%, maturing January 28, 2015			1,872,812
1,500,000		Term Loan, 5.920%, maturing January 28, 2015			1,403,062
		Isle Of Capri Casinos, Inc.	Ba3	BB
1,321,310		Term Loan, 4.446%, maturing July 26, 2014			1,195,786
1,752,916		Term Loan, 4.446%, maturing July 26, 2014			1,586,389
4,382,290		Term Loan, 4.446%, maturing July 26, 2014			3,965,972
		Las Vegas Sands, LLC	Ba3	BB
1,600,000		Term Loan, 4.170%, maturing May 23, 2014			1,476,110
6,352,000		Term Loan, 4.450%, maturing May 23, 2014			5,860,158
		New World Gaming Partners Ltd.	Ba3	BB-
708,333		Term Loan, 5.188%, maturing September 30, 2014			614,479
3,532,813		Term Loan, 5.188%, maturing September 30, 2014			3,064,715
		Penn National Gaming, Inc.	Ba2	BBB-
1,496,164		Term Loan, 4.579%, maturing October 03, 2012			1,461,046
		Riviera Holdings Corporation	B2	BB-
500,000		Term Loan, 4.390%, maturing June 08, 2014			446,250
		Seminole Tribe Of Florida	Baa3	BBB
16,747		Term Loan, 4.625%, maturing March 05, 2014			16,371
	(2)	Tropicana Entertainment — Landco	NR	D
3,750,000		Term Loan, 6.946%, maturing July 03, 2008			3,597,656
		VML US Finance, LLC	B1	BB-
1,600,000		Term Loan, 4.95%, maturing May 25, 2012			1,549,626
3,200,000		Term Loan, 4.950%, maturing May 25, 2013			3,099,251
2,000,000		Term Loan, 4.950%, maturing May 26, 2013			1,937,032
					45,527,640
Grocery: 0.1%
		Roundys Supermarkets, Inc.	Ba3	B+
1,129,112		Term Loan, 5.280%, maturing November 03, 2011			1,083,947
					1,083,947

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: 18.6%
		Accellent, Inc.	B2	B+
	$1,955,000	Term Loan, 5.138%, maturing November 22, 2012			$1,710,625
		AGA Medical Corporation	B1	BB-
	1,632,209	Term Loan, 4.725%, maturing April 28, 2013			1,468,988
		Catalent Pharma Solutions	Ba3	BB-
	6,528,444	Term Loan, 4.946%, maturing April 10, 2014			5,838,877
		CHG Medical Staffing, Inc.	Ba3	B+
	400,000	Term Loan, 2.560%, maturing January 08, 2013			372,000
	1,584,000	Term Loan, 5.151%, maturing January 08, 2013			1,473,120
		CHS/Community Health Systems, Inc.	Ba3	BB
	48,909,672	Term Loan, 4.835%, maturing July 25, 2014			46,271,387
		Concentra Operating Corporation	B1	B+
	1,985,000	Term Loan, 4.946%, maturing June 25, 2014			1,816,275
		CRC Health Corporation	Ba3	BB-
	1,449,636	Term Loan, 4.921%, maturing February 06, 2013			1,362,657
	1,470,113	Term Loan, 4.921%, maturing February 06, 2013			1,381,906
		Davita, Inc.	Ba1	BB+
	1,999,946	Term Loan, 4.032%, maturing October 05, 2012			1,921,698
		Education Management Corporation	B2	B+
	8,213,877	Term Loan, 4.500%, maturing June 01, 2013			7,590,140
		Emdeon Business Services, LLC	B1	BB-
	2,367,848	Term Loan, 4.700%, maturing November 16, 2013			2,240,576
		EMSC, L.P.	Ba1	BB
	3,194,155	Term Loan, 4.993%, maturing February 10, 2012			3,076,370
		Gambro	NR	NR
	646,459	Term Loan, 5.219%, maturing June 05, 2014			586,123
SEK	2,146,343	Term Loan, 7.458%, maturing June 05, 2014			324,393
SEK	2,111,070	Term Loan, 7.458%, maturing June 05, 2014			319,062
	$646,459	Term Loan, 5.719%, maturing June 05, 2015			586,123
SEK	2,111,070	Term Loan, 7.958%, maturing June 05, 2015			319,062
SEK	2,146,343	Term Loan, 7.958%, maturing June 05, 2015			324,393
		Gentiva Health Services, Inc.	Ba3	BB-
	$2,513,513	Term Loan, 4.475%, maturing March 31, 2013			2,325,000
		Golden Gate National Senior Care Holdings, LLC	Ba3	BB-
	1,086,857	Term Loan, 5.131%, maturing March 14, 2011			1,021,646
		Harlan Sprague Dawley, Inc.	B2	BB-
	2,501,875	Term Loan, 5.239%, maturing July 11, 2014			2,351,762

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Harrington Holdings, Inc.	B1	BB-
	$2,442,000	Term Loan, 4.631%, maturing January 11, 2014			$2,258,850
		HCA, Inc.	Ba3	BB
	33,153,103	Term Loan, 4.946%, maturing November 17, 2013			31,264,338
		Health Management Associates, Inc.	Ba3	BB-
	3,802,727	Term Loan, 4.446%, maturing February 28, 2014			3,544,686
		Iasis Healthcare, LLC	Ba2	B+
	2,971,102	Term Loan, 4.379%, maturing March 15, 2014			2,823,786
	1,025,437	Term Loan, 4.381%, maturing March 15, 2014			974,593
	273,450	Term Loan, 6.631%, maturing March 15, 2014			259,891
		IM US Holdings, LLC	B1	BB
	4,962,500	Term Loan, 4.671%, maturing June 26, 2014			4,652,344
		inVentiv Health, Inc.	Ba3	BB-
	935,786	Term Loan, 4.450%, maturing July 06, 2014			881,978
		Multiplan, Inc.	B1	B+
	1,287,529	Term Loan, 4.938%, maturing April 12, 2013			1,218,325
		National Mentor, Inc.	B1	B+
	117,736	Term Loan, 4.559%, maturing June 29, 2013			102,136
	1,984,787	Term Loan, 4.700%, maturing June 29, 2013			1,721,803
		Nycomed	NR	NR
EUR	535,383	Term Loan, 6.978%, maturing December 10, 2014			716,690
EUR	388,312	Term Loan, 6.978%, maturing December 10, 2014			519,814
EUR	54,917	Term Loan, 6.978%, maturing December 10, 2014			73,515
EUR	1,397,300	Term Loan, 6.978%, maturing December 10, 2014			1,870,494
EUR	86,211	Term Loan, 6.978%, maturing December 10, 2014			115,407
EUR	388,312	Term Loan, 7.728%, maturing December 10, 2014			519,814
EUR	535,383	Term Loan, 7.728%, maturing December 10, 2014			716,690
EUR	1,397,300	Term Loan, 7.728%, maturing December 10, 2014			1,870,494
EUR	86,211	Term Loan, 7.728%, maturing December 10, 2014			115,407
EUR	54,917	Term Loan, 7.728%, maturing December 10, 2014			73,515
		Orthofix International/Colgate Medical	B1	BB+
	$1,776,818	Term Loan, 4.640%, maturing September 22, 2013			1,643,557

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Healthcare, Education and Childcare: (continued)
		Quintiles Transnational Corporation	B1	BB
	$4,978,772	Term Loan, 4.700%, maturing March 31, 2013			$4,757,839
		Renal Advantage, Inc.	NR	B+
	3,376,287	Term Loan, 5.264%, maturing October 06, 2012			3,173,710
		Rural/Metro Operating Company, LLC	Ba2	BB-
	917,646	Term Loan, 6.270%, maturing March 04, 2011			853,411
	519,127	Term Loan, 5.690%, maturing March 04, 2011			482,788
		Sterigenics International, Inc.	B3	BB-
	1,949,310	Term Loan, 5.050%, maturing November 21, 2013			1,783,619
		Stiefel Laboratories, Inc.	B1	BB-
	1,538,709	Term Loan, 4.966%, maturing December 28, 2013			1,496,394
	1,176,916	Term Loan, 4.966%, maturing December 28, 2013			1,144,551
		Sun Healthcare Group, Inc.	Ba2	B+
	217,241	Term Loan, 4.696%, maturing April 12, 2014			203,121
	847,364	Term Loan, 4.789%, maturing April 12, 2014			792,286
	136,941	Term Loan, 4.798%, maturing April 12, 2014			128,040
		Surgical Care Affiliates, LLC	Ba3	B
	2,977,500	Term Loan, 4.946%, maturing December 29, 2014			2,597,869
		Team Health, Inc.	B1	BB-
	2,037,149	Term Loan, 4.641%, maturing November 23, 2012			1,869,084
		United Surgical Partners International, Inc.	Ba3	B
	250,000	Term Loan, 4.093%, maturing April 19, 2014			228,750
	1,660,645	Term Loan, 5.490%, maturing April 19, 2014			1,519,490
		Vanguard Health Holdings Company II, LLC	Ba3	B+
	3,410,095	Term Loan, 5.134%, maturing September 23, 2011			3,314,895
		Viant Holdings, Inc.	Ba3	B+
	744,375	Term Loan, 4.946%, maturing June 25, 2014			655,050
		VWR International, Inc.	B1	B+
	3,500,000	Term Loan, 5.196%, maturing June 29, 2014			3,263,750
EUR	2,500,000	Term Loan, 7.231%, maturing June 29, 2014			3,650,797
					174,535,754
Home & Office Furnishings: 1.6%
		Global Garden Products Italy, S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 7.148%, maturing October 19, 2014			1,696,576
EUR	1,250,000	Term Loan, 7.648%, maturing October 19, 2015			1,699,817
		Hilding Anders	NR	NR
EUR	324,872	Term Loan, 6.968%, maturing April 25, 2015			443,463

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Home & Office Furnishings: (continued)
SEK	17,864,613	Term Loan, 7.113%, maturing April 25, 2015			$2,434,480
		National Bedding Company	B1	BB
	$2,188,547	Term Loan, 4.741%, maturing February 28, 2013			1,769,075
		Simmons Company	Ba2	BB-
	6,942,562	Term Loan, 5.610%, maturing December 19, 2011			6,230,950
		Springs Window Fashions, LLC	B2	B+
	1,418,066	Term Loan, 5.500%, maturing December 31, 2012			1,006,827
					15,281,188
Insurance: 1.8%
		AmWINS Group, Inc.	B2	B-
	1,985,000	Term Loan, 5.123%, maturing June 08, 2013			1,597,925
		Applied Systems, Inc.	B1	B-
	1,907,273	Term Loan, 5.396%, maturing September 26, 2013			1,773,764
		Conseco, Inc.	Ba3	B+
	6,161,913	Term Loan, 4.381%, maturing October 10, 2013			5,279,989
		Crawford & Company	B1	BB-
	2,853,036	Term Loan, 5.450%, maturing October 30, 2013			2,667,588
		Hub International, Ltd.	B2	B+
	283,255	Term Loan, 4.402%, maturing June 13, 2014			257,408
	1,621,732	Term Loan, 5.196%, maturing June 13, 2014			1,473,749
		Swett & Crawford	B2	B
	2,574,000	Term Loan, 4.966%, maturing April 03, 2014			1,981,980
		USI Holdings Corporation	B2	B
	1,786,500	Term Loan, 5.450%, maturing May 05, 2014			1,656,979
					16,689,382
Leisure, Amusement, Entertainment: 7.8%
		24 Hour Fitness Worldwide, Inc.	Ba3	B+
	3,185,000	Term Loan, 5.933%, maturing June 08, 2012			2,993,900
		Alpha D2, Ltd.	NR	NR
	1,285,714	Term Loan, 7.093%, maturing December 31, 2013			1,215,459
	1,714,286	Term Loan, 7.093%, maturing December 31, 2013			1,620,612
		AMF Bowling Worldwide, Inc.	B1	B+
	3,101,563	Term Loan, 5.468%, maturing June 10, 2013			2,465,742
		Cedar Fair, L.P.	Ba3	BB
	7,857,538	Term Loan, 4.381%, maturing August 30, 2012			7,495,219
		Cinemark USA, Inc.	Ba3	B
	3,688,682	Term Loan, 4.480%, maturing October 05, 2013			3,515,115

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Leisure, Amusement, Entertainment: (continued)
		HIT Entertainment, Inc.	Ba3	B+
	$1,940,892	Term Loan, 4.790%, maturing March 20, 2012			$1,763,786
		Kerasotes Showplace Theater, LLC	B1	B-
	150,000	Revolver, 1.178%, maturing October 31, 2010			143,250
	281,978	Term Loan, 4.688%, maturing October 28, 2011			269,642
		Metro-Goldwyn-Mayer, Inc.	Ba3	B+
	7,813,929	Term Loan, 5.946%, maturing April 08, 2012			6,345,152
	33,241,693	Term Loan, 5.946%, maturing April 08, 2012			26,993,285
		NEP II, Inc.	B1	B
	4,452,497	Term Loan, 4.946%, maturing February 16, 2014			4,048,064
		Warner Music Group	Ba3	BB
	14,886,097	Term Loan, 4.613%, maturing February 28, 2011			14,030,146
					72,899,372
Lodging: 1.7%
		Audio Visual Services Corporation	Ba3	B+
	995,000	Term Loan, 4.950%, maturing February 28, 2014			855,700
		Hotel Del Coronado	B1	B+
	16,400,000	Term Loan, 4.466%, maturing January 15, 2009			15,328,014
					16,183,714
Machinery: 0.8%
		Enersys Capital, Inc.	Ba2	BB
	1,236,799	Term Loan, 4.437%, maturing March 17, 2011			1,230,615
		Kion Group	NR	NR
EUR	1,238,909	Term Loan, 6.775%, maturing December 23, 2014			1,832,329
EUR	1,145,833	Term Loan, 7.275%, maturing December 23, 2015			1,694,672
		LN Acquisition Corporation	B1	BB-
	$360,909	Term Loan, 5.399%, maturing July 11, 2014			342,864
	135,341	Term Loan, 5.403%, maturing July 11, 2014			128,574
		Maxim Crane Works, L.P.	B1	BB-
	2,481,250	Term Loan, 4.725%, maturing June 29, 2014			2,464,191
					7,693,245
Mining, Steel, Iron & Nonprecious Metals: 1.0%
		Continental Alloys & Services, Inc.	B2	B
	493,750	Term Loan, 3.288%, maturing June 15, 2012			464,125
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	688,538	Term Loan, 4.719%, maturing May 18, 2014			666,160
		Novelis	Ba2	BB
	1,240,625	Term Loan, 4.700%, maturing July 06, 2014			1,194,722
	2,729,375	Term Loan, 4.700%, maturing July 06, 2014			2,628,388

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Mining, Steel, Iron & Nonprecious Metals: (continued)
	Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
$259,782	Term Loan, 4.381%, maturing May 08, 2014			$243,870
2,901,823	Term Loan, 4.440%, maturing May 08, 2014			2,724,086
	Tube City IMS Corporation	Ba3	BB
162,162	Term Loan, 4.946%, maturing January 25, 2013			150,811
1,324,459	Term Loan, 7.196%, maturing January 25, 2013			1,231,747
				9,303,909
North American Cable: 15.7%
	Atlantic Broadband	B1	B
1,965,154	Term Loan, 4.950%, maturing August 10, 2012			1,881,635
	Bresnan Communications, LLC	B2	BB-
2,750,000	Term Loan, 4.983%, maturing September 29, 2013			2,633,986
2,246,939	Term Loan, 5.020%, maturing September 29, 2013			2,152,147
	Cequel Communications, LLC	B1	BB-
38,621,921	Term Loan, 4.727%, maturing November 05, 2013			36,077,702
	Cequel Communications, LLC	Caa1	B-
525,000	Term Loan, 7.373%, maturing May 05, 2014			454,781
	Charter Communications Operating, LLC	B1	B+
55,213,672	Term Loan, 4.900%, maturing March 06, 2014			49,240,546
	CSC Holdings, Inc.	Ba1	BBB-
24,208,569	Term Loan, 4.340%, maturing March 29, 2013			23,036,657
	Insight Midwest Holdings, LLC	B1	B+
11,002,500	Term Loan, 4.690%, maturing April 06, 2014			10,545,698
	Knology, Inc.	B2	B
1,985,000	Term Loan, 4.934%, maturing June 30, 2012			1,836,125
	Mediacom Broadband, LLC	Ba3	BB-
10,753,875	Term Loan, 4.235%, maturing January 31, 2015			9,907,007
	Quebecor Media, Inc.	B1	B
2,932,500	Term Loan, 4.713%, maturing January 17, 2013			2,829,862
	San Juan Cable, LLC	B1	BB-
1,712,492	Term Loan, 5.020%, maturing October 31, 2012			1,536,962
	WideOpenWest Finance, LLC	B2	B-
5,833,333	Term Loan, 5.264%, maturing June 28, 2014			5,075,000
				147,208,108
Oil & Gas: 4.8%
	Alon USA	B1	BB
1,729,620	Term Loan, 4.693%, maturing June 22, 2013			1,569,630
216,202	Term Loan, 4.899%, maturing June 22, 2013			196,204

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Oil & Gas: (continued)
	Calumet Lubricants Company	B1	BB-
$131,779	Term Loan, 6.534%, maturing January 03, 2015			$117,613
1,012,160	Term Loan, 6.675%, maturing January 03, 2015			903,353
	Coffeyville Resources, LLC	B2	BB-
1,067,105	Term Loan, 5.448%, maturing December 28, 2010			1,038,648
1,268,528	Term Loan, 5.450%, maturing December 28, 2013			1,234,700
	CR Gas Storage	Ba3	BB-
79,940	Term Loan, 4.550%, maturing May 13, 2011			77,143
1,342,938	Term Loan, 4.534%, maturing May 12, 2013			1,295,935
225,766	Term Loan, 4.589%, maturing May 12, 2013			217,865
152,133	Term Loan, 4.600%, maturing May 12, 2013			146,809
	Energy Transfer Company, L.P.	Ba2	NR
6,000,000	Term Loan, 4.508%, maturing February 08, 2012			5,851,074
	Hercules Offshore, LLC	Ba3	BB
2,481,250	Term Loan, 4.450%, maturing July 11, 2013			2,419,219
	McJunkin Corporation	B1	B+
2,670,852	Term Loan, 6.134%, maturing January 31, 2013			2,640,805
	MEG Energy	Ba3	BB
2,796,500	Term Loan, 4.693%, maturing April 03, 2013			2,652,013
2,744,000	Term Loan, 4.700%, maturing April 03, 2013			2,599,940
	Pine Prairie Energy Center	B1	B+
495,000	Term Loan, 5.400%, maturing December 31, 2013			477,675
	Semcrude, L.P.	Ba2	NR
3,201,514	Term Loan, 4.899%, maturing March 01, 2011			3,145,488
	SG Resources Mississippi, LLC	B1	BB-
2,500,000	Term Loan, 4.599%, maturing April 02, 2014			2,387,500
	Targa Resources, Inc.	Ba3	B+
2,888,314	Term Loan, 4.651%, maturing October 31, 2012			2,833,436
1,039,832	Term Loan, 4.696%, maturing October 31, 2012			1,020,075
	Venoco, Inc.	Caa1	B
3,000,000	Term Loan, 6.688%, maturing September 20, 2011			2,862,501
	Western Refining, Inc.	B1	BB-
10,322,000	Term Loan, 4.649%, maturing May 30, 2014			9,186,580
				44,874,206
Other Broadcasting and Entertainment: 2.3%
	Deluxe Entertainment Services Group, Inc.	B1	B
2,397,437	Term Loan, 4.934%, maturing May 11, 2013			2,097,757
224,610	Term Loan, 4.946%, maturing May 11, 2013			196,534

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Other Broadcasting and Entertainment: (continued)
	$118,110	Term Loan, 4.946%, maturing May 11, 2013			$103,346
		VNU	Ba3	B+
	20,781,904	Term Loan, 4.734%, maturing August 09, 2013			19,575,806
					21,973,443
Other Telecommunications: 3.6%
		Asurion Corporation	B2	B-
	13,250,000	Term Loan, 5.784%, maturing July 03, 2014			12,357,692
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,083,333	Term Loan, 6.606%, maturing September 30, 2014			3,034,518
EUR	2,083,333	Term Loan, 6.856%, maturing September 30, 2015			3,036,410
		Cavalier Telephone	B3	B-
	$2,444,211	Term Loan, 10.500%, maturing December 31, 2012			2,025,640
		Gabriel Communications	B2	CCC+
	496,250	Term Loan, 6.050%, maturing May 31, 2014			450,347
		Hargray Communications Group, Inc.	B1	B
	454,647	Term Loan, 4.946%, maturing June 29, 2014			416,571
		Hawaiian Telcom Communications, Inc.	Ba3	B-
	2,818,023	Term Loan, 5.196%, maturing June 01, 2014			2,280,838
		Kentucky Data Link, Inc.	B1	B
3,956,268		Term Loan, 4.631%, maturing February 26, 2014			3,699,111
		One Communications	B2	B-
	2,843,571	Term Loan, 6.813%, maturing June 30, 2012			2,530,779
		PAETEC Holding Corporation	B1	B-
	436,065	Term Loan, 4.881%, maturing February 28, 2013			423,528
		Time Warner Telecom Holdings, Inc.	Ba2	B
	3,179,750	Term Loan, 4.390%, maturing January 07, 2013			3,039,046
		U.S. Telepacific Corporation	B1	CCC+
	985,004	Term Loan, 6.835%, maturing August 04, 2011			935,754
					34,230,234
Personal & Nondurable Consumer Products: 5.4%
		Advantage Sales And Marketing	B2	B-
	3,021,790	Term Loan, 4.690%, maturing March 29, 2013			2,850,554
		Bushnell Performance Optics	Ba3	BB-
	1,741,250	Term Loan, 6.446%, maturing August 24, 2013			1,619,362
		Fender Musical Instruments Corporation	B2	B+
	1,166,667	Term Loan, 6.970%, maturing June 09, 2014			1,055,833
	2,315,833	Term Loan, 7.160%, maturing June 09, 2014			2,095,829

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal & Nondurable Consumer Products: (continued)
	Gibson Guitar Corporation	B2	B
$493,750	Term Loan, 5.196%, maturing December 29, 2013			$459,188
	Huish Detergents, Inc.	B1	B+
2,679,750	Term Loan, 4.450%, maturing April 26, 2014			2,392,392
	Information Resources, Inc.	B1	B+
435,159	Term Loan, 4.415%, maturing May 16, 2014			374,237
	Jarden Corporation	Ba3	BB-
9,170,032	Term Loan, 4.446%, maturing January 24, 2012			8,757,426
1,181,245	Term Loan, 4.446%, maturing January 24, 2012			1,128,095
	KIK Custom Products, Inc.	B1	CCC+
72,805	Term Loan, 5.170%, maturing May 31, 2014			54,604
424,695	Term Loan, 5.170%, maturing May 31, 2014			318,521
	Mega Bloks, Inc.	B1	B
972,500	Term Loan, 8.250%, maturing July 26, 2012			865,525
	Natural Products Group, LLC	B1	B+
684,646	Term Loan, 4.992%, maturing March 08, 2014			406,229
	Norwood Promotional Products	NR	NR
26,595,363	Term Loan, 6.000%, maturing August 17, 2011			24,467,734
	Spectrum Brands, Inc.	B2	B-
879,524	Term Loan, 6.670%, maturing March 30, 2013			840,312
44,301	Term Loan, 6.828%, maturing March 30, 2013			42,326
	Totes Isotoner Corporation	B1	B
411,458	Term Loan, 5.143%, maturing January 31, 2013			339,453
	Yankee Candle Company, Inc.	Ba3	BB-
2,693,077	Term Loan, 4.606%, maturing February 06, 2014			2,469,937
				50,537,557
Personal, Food & Miscellaneous: 2.5%
	Acosta, Inc.	B1	B
2,947,500	Term Loan, 4.640%, maturing July 28, 2013			2,801,967
	Arbys Restaurant Group, Inc.	Ba3	BB
5,239,389	Term Loan, 4.859%, maturing July 25, 2012			4,970,870
	Culligan International Company	B2	B-
990,000	Term Loan, 4.813%, maturing November 24, 2012			707,850
	Dennys, Inc.	Ba2	BB
555,000	Term Loan, 4.700%, maturing March 31, 2012			526,556
750,000	Term Loan, 4.715%, maturing March 31, 2012			711,562

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Personal, Food & Miscellaneous: (continued)
	MD Beauty, Inc.	B1	BB-
$2,327,481	Term Loan, 4.780%, maturing February 18, 2012			$2,298,388
	N.E.W. Customer Services Companies, Inc.	B1	B
3,191,953	Term Loan, 5.277%, maturing May 22, 2014			2,892,708
	OSI Restaurant Partners, Inc.	B1	BB-
372,420	Term Loan, 4.920%, maturing June 14, 2013			322,237
4,391,539	Term Loan, 5.000%, maturing June 14, 2014			3,799,779
	QCE, LLC (Quiznos)	B2	B+
2,030,500	Term Loan, 4.985%, maturing May 05, 2013			1,745,383
	Reddy Ice Group, Inc.	Ba3	BB-
1,000,000	Term Loan, 4.460%, maturing August 09, 2012			866,250
	Sbarro, Inc.	Ba3	B+
495,000	Term Loan, 4.881%, maturing January 31, 2014			415,800
	Seminole Hard Rock Entertainment	B1	BB
750,000	Term Loan, 5.300%, maturing March 15, 2014			633,750
	U.S. Security Holdings, Inc.	B1	B+
585,671	Term Loan, 5.179%, maturing May 08, 2013			562,244
				23,255,344
Printing & Publishing: 10.4%
	American Achievement Corporation	Ba3	BB-
488,273	Term Loan, 4.862%, maturing March 25, 2011			482,169
	Ascend Media Holdings, LLC	B3	B
853,249	Term Loan, 4.625%, maturing January 31, 2012			733,794
	Black Press Ltd.	Ba3	BB-
1,200,082	Term Loan, 4.649%, maturing August 02, 2013			1,096,575
728,621	Term Loan, 4.649%, maturing August 02, 2013			665,778
	Caribe Information Investments, Inc.	B1	B+
1,704,032	Term Loan, 4.785%, maturing March 31, 2013			1,533,629
	Cengage Learning, Inc.	B1	B+
17,163,750	Term Loan, 4.916%, maturing July 05, 2014			15,541,776
	Cenveo Corporation	Ba2	BB+
61,448	Term Loan, 4.349%, maturing June 21, 2013			58,299
2,836,960	Term Loan, 4.349%, maturing June 21, 2013			2,691,566
	Hanley Wood, LLC	B2	B
2,715,688	Term Loan, 4.953%, maturing March 08, 2014			2,104,658
	Idearc, Inc.	Ba3	BBB-
25,107,312	Term Loan, 4.687%, maturing November 17, 2014			20,952,051

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Printing & Publishing: (continued)
		Intermedia Outdoor, Inc.	NR	NR
	$1,629,375	Term Loan, 5.696%, maturing January 31, 2013			$1,384,969
		Mediannuaire Holding	NR	NR
EUR	600,000	Term Loan, 6.607%, maturing April 10, 2016			783,597
EUR	600,000	Term Loan, 7.107%, maturing April 10, 2016			783,597
		Medimedia USA, Inc.	Ba3	BB-
	$1,231,250	Term Loan, 5.744%, maturing October 05, 2013			1,141,984
		Merrill Communications, LLC	B1	BB-
	2,894,162	Term Loan, 4.686%, maturing May 15, 2011			2,488,980
		Nelson Canada	Ba3	BB-
	3,980,000	Term Loan, 5.196%, maturing July 05, 2014			3,572,050
		PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000	Term Loan, 5.857%, maturing October 24, 2013			1,138,938
		PBL Media	B1	B
AUD	24,331,191	Term Loan, 10.228%, maturing February 05, 2013			20,041,582
		Prism Business Media Holdings/ Penton Media, Inc.	B1	BB-
	$1,683,000	Term Loan, 5.138%, maturing February 01, 2013			1,371,645
		R.H. Donnelley Corporation	Ba1	BB
	3,650,129	Term Loan, 4.571%, maturing June 30, 2011			3,575,823
		Readers Digest	B1	B
	4,331,250	Term Loan, 4.947%, maturing March 02, 2014			3,776,309
EUR	749,659	Term Loan, 6.374%, maturing March 02, 2014			979,582
		Source Media, Inc.	B1	B
	$2,777,571	Term Loan, 4.950%, maturing November 08, 2011			2,458,150
		Thomas Nelson Publishers	B1	B
	2,292,500	Term Loan, 4.845%, maturing June 12, 2012			2,040,325
		Tribune Company	B2	B
	496,250	Term Loan, 5.542%, maturing May 19, 2014			368,776
		Valassis Communications, Inc.	Ba2	BB
	968,200	Term Loan, 4.450%, maturing March 02, 2014			916,563
	320,000	Term Loan, 4.580%, maturing March 02, 2014			302,933
		Yell Group, PLC	Ba3	BB-
	2,000,000	Term Loan, 4.381%, maturing February 10, 2013			1,820,000
EUR	2,000,000	Term Loan, 6.374%, maturing February 27, 2013			2,816,341
					97,622,439

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Radio and TV Broadcasting: 6.3%
	Block Communications, Inc.	Ba1	BB+
$977,500	Term Loan, 4.696%, maturing December 22, 2012			$933,513
	Citadel Broadcasting Corporation	Ba3	BB-
9,600,000	Term Loan, 4.175%, maturing June 12, 2014			8,335,997
	CMP KC, LLC	NR	NR
1,359,663	Term Loan, 6.660%, maturing May 03, 2011			815,798
	CMP Susquehanna Corporation	B1	B-
4,923,286	Term Loan, 4.483%, maturing May 05, 2013			4,129,406
	Cumulus Media, Inc.	Ba3	B
2,816,326	Term Loan, 4.274%, maturing June 11, 2014			2,451,964
	CW Media Holdings, Inc.	Ba1	B+
2,736,250	Term Loan, 5.946%, maturing February 15, 2015			2,708,887
	Emmis Communication	B2	B+
1,202,188	Term Loan, 4.671%, maturing November 01, 2013			1,056,724
	Local TV Finance, LLC	Ba3	B+
2,878,250	Term Loan, 4.869%, maturing May 07, 2013			2,518,469
	Nexstar Broadcasting Group	Ba2	BB-
2,371,585	Term Loan, 4.446%, maturing October 01, 2012			2,217,432
2,245,141	Term Loan, 4.649%, maturing October 01, 2012			2,099,207
	Nextmedia Operating, Inc.	B1	B
641,326	Term Loan, 6.529%, maturing November 15, 2012			586,813
1,442,984	Term Loan, 6.451%, maturing November 15, 2012			1,320,330
	Paxson Communications	B1	CCC+
4,500,000	Term Loan, 5.963%, maturing January 15, 2012			3,645,000
	Regent Communications	B2	B+
1,434,783	Term Loan, 4.946%, maturing November 21, 2013			1,284,130
	Spanish Broadcasting Systems	B2	B-
3,880,000	Term Loan, 4.450%, maturing June 11, 2012			3,162,200
	Univision Communications, Inc.	Ba3	B
23,499,786	Term Loan, 5.118%, maturing September 29, 2014			19,917,549
	Univision Communications, Inc.	B3	CCC
1,733,625	Term Loan, 4.881%, maturing March 29, 2009			1,671,865
				58,855,284
Retail Stores: 8.9%
	Amscan Holdings, Inc.	B1	B
1,485,000	Term Loan, 4.816%, maturing May 25, 2013			1,299,375
	Burlington Coat Factory	B2	B-
3,787,868	Term Loan, 4.900%, maturing May 28, 2013			3,222,055

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		CBR Fashion Holding	NR	NR
EUR	500,000	Term Loan, 6.507%, maturing July 20, 2015			$667,449
EUR	460,000	Term Loan, 6.749%, maturing July 20, 2016			614,053
		Claires Stores, Inc.	B1	B
	$2,962,500	Term Loan, 5.413%, maturing May 29, 2014			2,372,314
		Dollar General Corporation	B2	B+
	12,500,000	Term Loan, 5.649%, maturing July 06, 2014			11,590,275
		Dollarama Group, L.P.	Ba1	BB-
	3,387,125	Term Loan, 4.649%, maturing November 18, 2011			3,251,640
		General Nutrition Centers, Inc.	B1	B-
	3,564,000	Term Loan, 4.696%, maturing September 16, 2013			3,290,759
		Guitar Center, Inc.	B2	B-
	5,000,000	Term Loan, 5.900%, maturing October 09, 2014			4,475,000
		Harbor Freight Tools USA, Inc.	B1	B+
	6,548,082	Term Loan, 4.643%, maturing July 15, 2010			5,696,831
		Mapco Express, Inc.	B2	B+
	2,056,754	Term Loan, 5.290%, maturing April 28, 2011			1,953,916
		Mattress Firm	B1	B+
	495,009	Term Loan, 5.150%, maturing January 18, 2014			358,882
		Michaels Stores, Inc.	B2	B
	8,647,086	Term Loan, 5.042%, maturing October 31, 2013			7,566,200
		Nebraska Book Company, Inc.	Ba2	B
	2,382,266	Term Loan, 5.130%, maturing March 04, 2011			2,239,330
		Neiman Marcus Group, Inc.	Ba3	BB+
	8,299,578	Term Loan, 4.758%, maturing April 06, 2013			7,965,869
		Oriental Trading Company, Inc.	B1	B+
	2,395,274	Term Loan, 4.802%, maturing July 31, 2013			1,964,125
		Petco Animal Supplies, Inc.	B1	BB-
	5,060,937	Term Loan, 5.025%, maturing October 26, 2013			4,706,672
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 8.136%, maturing September 22, 2014			2,514,422
GBP	1,545,301	Term Loan, 8.886%, maturing September 22, 2015			2,406,356
		Rite Aid	Ba3	BB-
	$5,000,000	Term Loan, 4.227%, maturing June 04, 2014			4,727,500
		Sally Holding, LLC	B2	BB-
	2,449,969	Term Loan, 5.060%, maturing November 16, 2013			2,347,758
		Sports Authority	B2	B-
	982,500	Term Loan, 4.950%, maturing May 03, 2013			816,703

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Retail Stores: (continued)
		Toys "R" Us, Inc.	B2	BB-
	$1,368,159	Term Loan, 6.969%, maturing July 19, 2012			$1,337,946
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.363%, maturing June 28, 2015			2,984,519
EUR	2,500,000	Term Loan, 6.863%, maturing June 28, 2016			2,985,666
					83,355,615
Satellite: 0.4%
		Intelsat Corporation	B1	BB-
	$1,394,660	Term Loan, 5.184%, maturing January 03, 2012			1,327,367
	1,395,079	Term Loan, 5.184%, maturing January 03, 2012			1,327,767
	1,394,660	Term Loan, 5.184%, maturing January 03, 2012			1,327,367
					3,982,501
Telecommunications Equipment: 1.4%
		CommScope, Inc.	Ba3	BB-
	1,250,000	Term Loan, 5.192%, maturing December 27, 2014			1,200,000
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,500,000	Term Loan, 7.951%, maturing December 01, 2014			7,803,990
		Sorenson Communications, Inc.	B1	B
	$4,729,689	Term Loan, 5.196%, maturing April 27, 2014			4,546,413
					13,550,403
Textiles & Leather: 0.7%
		Polymer Group, Inc.	B1	BB
	4,755,030	Term Loan, 4.921%, maturing November 22, 2012			4,303,303
		St. John Knits International, Inc.	B1	BB
	660,186	Term Loan, 5.381%, maturing March 21, 2012			617,274
		Targus Group, Inc.	B2	B
	1,335,227	Term Loan, 7.063%, maturing November 22, 2012			1,146,070
					6,066,647
Utilities: 8.7%
		Boston Generating, LLC	B1	B+
	256,593	Term Loan, 5.071%, maturing December 20, 2013			240,602
	7,052,868	Term Loan, 4.946%, maturing December 20, 2013			6,613,326
	1,916,404	Term Loan, 7.080%, maturing December 20, 2013			1,796,972
		Calpine Corporation	B2	B+
	1,071,000	Revolver, 3.462%, maturing March 29, 2014			937,125
	8,512,744	Term Loan, 5.575%, maturing March 29, 2014			8,257,362

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

		Bank Loan Ratings† (Unaudited)		Market
Principal Amount	Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
	Cellnet Technology, Inc.	Ba2	NR
$1,296,370	Term Loan, 6.000%, maturing July 22, 2011			$1,168,894
	Cellnet Technology, Inc.	B2	NR
333,333	Term Loan, 5.000%, maturing October 22, 2011			292,778
	Coleto Creek WLE, L.P.	B1	BB-
1,208,333	Revolver, 1.723%, maturing June 30, 2011			936,458
764,331	Term Loan, 5.446%, maturing June 28, 2013			700,637
5,187,424	Term Loan, 5.446%, maturing June 28, 2013			4,755,140
	FirstLight Power Resources, Inc.	B1	BB-
1,834,852	Term Loan, 5.040%, maturing November 01, 2013			1,741,581
792,683	Term Loan, 5.250%, maturing November 01, 2013			752,388
	FirstLight Power Resources, Inc.	B3	B-
1,675,000	Term Loan, 7.125%, maturing May 01, 2014			1,482,375
	Infrastrux Group, Inc.	B2	B
4,229,102	Term Loan, 6.881%, maturing November 03, 2012			3,890,774
	Longview Power, LLC	Ba3	BB
266,667	Term Loan, 5.000%, maturing February 28, 2014			237,333
933,333	Term Loan, 5.005%, maturing February 28, 2014			830,667
800,000	Term Loan, 5.063%, maturing February 28, 2014			712,000
	MACH Gen, LLC	B2	B+
453,125	Term Loan, 4.446%, maturing February 22, 2013			435,566
4,318,957	Term Loan, 4.638%, maturing February 22, 2014			4,151,597
	NRG Energy, Inc.	Ba1	BB
11,557,512	Term Loan, 4.196%, maturing February 01, 2013			11,133,501
4,060,899	Term Loan, 4.196%, maturing February 01, 2013			3,911,917
	NSG Holdings, LLC	Ba2	BB
183,673	Term Loan, 4.350%, maturing June 15, 2014			170,816
1,386,610	Term Loan, 4.350%, maturing June 15, 2014			1,289,547
	Texas Competitive Electric Holdings Company, LLC	Ba3	B+
5,970,000	Term Loan, 6.256%, maturing October 10, 2014			5,633,507
2,989,987	Term Loan, 6.262%, maturing October 10, 2014			2,818,437
2,500,000	Term Loan, 6.301%, maturing October 10, 2014			2,349,687

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

			Bank Loan Ratings† (Unaudited)		Market
Principal Amount		Borrower/Tranche Description	Moody's	S&P	Value
Utilities: (continued)
		TPF Generation Holdings, LLC	Ba3	BB-
	$1,600,000	Term Loan, 4.696%, maturing December 15, 2013			$1,529,600
	4,719,017	Term Loan, 4.696%, maturing December 15, 2013			4,511,380
		TPF Generation Holdings, LLC	B3	B-
	1,500,000	Term Loan, 6.946%, maturing December 15, 2014			1,363,125
		Viridian Group, PLC	NR	NR
EUR	1,072,386	Term Loan, 8.526%, maturing December 19, 2012			1,489,567
GBP	1,080,000	Term Loan, 9.621%, maturing December 19, 2012			1,906,379
		Wolf Hollow I, L.P.	B1	B+
	$450,000	Term Loan, 4.636%, maturing June 22, 2012			411,750
	1,800,000	Term Loan, 4.631%, maturing June 22, 2012			1,647,000
	2,105,593	Term Loan, 4.946%, maturing June 22, 2012			1,926,618
					82,026,406
		Total Senior Loans (Cost $1,636,072,667 )			1,515,800,172
Other Corporate Debt: 0.7%
Automobile: 0.7%
		Avis Budget Car Rental	Ba1	BB-
	750,000	Floating Rate Note, 5.565%, maturing May 15, 2014			643,125
		Navistar International Corporation	NR	BB-
	4,950,000	Unsecured Term Loan, 6.234%, maturing January 19, 2012			4,677,750
	1,800,000	Unsecured Term Loan, 6.045%, maturing January 19, 2012			1,701,000
		Total Other Corporate Debt (Cost $7,500,000 )			7,021,875
Equities and Other Assets: 0.1%

Description		Market Value USD
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	$—
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc.	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

Description			Market Value USD
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)		$—
(@), (R)	Decision One Corporation (1,752,103 Common Shares)		—
(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)		—
(@), (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)		—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)		—
(@), (R)	Humphrey's, Inc. (Residual Interest in Bankruptcy Estate)		—
(@), (R)	IAP Acquisition Corporation (3,524 Common Shares)		—
(@), (R)	IAP Acquisition Corporation (1,084 Common Shares)		—
(@), (R)	IAP Acquisition Corporation (1,814 Common Shares)		—
(@), (R)	IAP Acquisition Corporation (17,348 Common Shares)		—
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)		—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)		25
(2), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)		—
(@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)		—
(@), (R)	Norwood Promotional Products, Inc. (104,148 Common Shares)		—
(@), (R)	Norwood Promotional Products, Inc. (Contingent Value Rights)		377,999
(@), (R)	Safelite Realty Corporation (57,804 Common Shares)		462,432
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
	Total for Equities and Other Assets (Cost $5,533,513 )		840,481
	Total Investments (Cost $1,649,106,180 )**	162.1%	$1,523,662,528
	Other Assets and Liabilities — Net	(62.1)	(583,736,025)
	Net Assets	100.0%	$939,926,503

  *  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

  †  Bank Loans rated below Baa are considered to be below investment grade.

  NR  Not Rated

  (1)  The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.

  (2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

  (3)  Loan is on non-accrual basis.

  (4)  The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.

  (5)  Trade pending settlement. Contract rates do not take effect until settlement date.

  (@)  Non-income producing security.

  (R)  Restricted security.

  AUD  Australian Dollar

  GBP  British Pound Stirling

  EUR  Euro

  SEK  Swedish Kronor

  **  For Federal Income Tax purposes cost of investments is $1,649,332,409.

    Net unrealized depreciation consists of the following:

Gross Unrealized Appreciation	$9,523,478
Gross Unrealized Depreciation	(135,193,359)
Net Unrealized Depreciation	$(125,669,881)

At May 31, 2008 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Sell	In Settlement Date	Exchange For	Unrealized Value	Appreciation/ (Depreciation)
Australian Dollar AUD 10,910,000	Sell	07/15/08	$9,996,091	$10,370,445	$(374,354)
Australian Dollar AUD 6,546,000	Sell	08/15/08	6,008,770	6,195,998	(187,228)
Australian Dollar AUD 4,364,000	Sell	09/15/08	4,131,225	4,114,045	17,180
Euro EUR 36,600,000	Sell	07/15/08	57,369,389	56,809,181	560,208
Euro EUR 21,960,000	Sell	08/15/08	34,027,896	34,032,005	(4,109)
Euro EUR 14,640,000	Sell	09/15/08	22,638,692	22,652,532	(13,840)
British Pound Sterling GBP 8,550,000	Sell	07/15/08	16,929,043	16,874,433	54,610
British Pound Sterling GBP 5,130,000	Sell	08/15/08	10,039,290	10,099,705	(60,415)
British Pound Sterling GBP 3,420,000	Sell	09/15/08	6,710,827	6,717,007	(6,180)
Swedish Kronor SEK 19,950,000	Sell	07/15/08	3,339,354	3,317,177	22,177
Swedish Kronor SEK 11,970,000	Sell	08/15/08	1,980,414	1,986,732	(6,318)
Swedish Kronor SEK 7,980,000	Sell	09/15/08	1,323,054	1,322,171	883
			$174,494,045	$174,491,431	$2,614

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2008 (Unaudited) (continued)

Fair Value Measurements — Effective March 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

  •  Level 1 — quoted prices in active markets for identical investments

  •  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  •  Level 3 — significant unobservable inputs (including the Trust's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the Trust's investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	1,496,097,983	2,614
Level 3 — Significant Unobservable Inputs	27,564,545	—
Total	$1,523,662,528	$2,614

  *  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of May 31, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 02/29/08	$18,607,111	$—
Net purchases (sales)	5,615,412	—
Total realized and unrealized gain (loss)	2,535,842	—
Amortization of premium/discount	806,180
Transfers in and/or out of Level 3	—	—
Balance at 05/31/08	$27,564,545	$—

  *  Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options , which are valued at the unrealized appreciation/depreciation of the instrument.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, DST will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by DST when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at 1-(800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2008 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2008	February 7, 2008	February 25, 2008

February 29, 2008	March 6, 2008	March 25, 2008

March 31, 2008	April 8, 2008	April 22, 2008

April 30, 2008	May 8, 2008	May 22, 2008

May 30, 2008	June 6, 2008	June 23, 2008

June 30, 2008	July 8, 2008	July 22, 2008

July 31, 2008	August 7, 2008	August 22, 2008

August 29, 2008	September 8, 2008	September 22, 2008

September 30, 2008	October 8, 2008	October 22, 2008

October 31, 2008	November 6, 2008	November 24, 2008

November 28, 2008	December 8, 2008	December 22, 2008

December 19, 2008	December 29, 2008	January 13, 2009

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of May 31, 2008 was 4,797 which does not include approximately 45,925 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Trust's website at www.ingfunds.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.ingfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at 1-800-992-0180.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on August 2, 2007 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co.

230 Park Avenue

New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust

1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:

ING Prime Rate Trust Account

c/o ING Fund Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-334-3444

Transfer Agent

DST Systems, Inc.

P.O. Box 219368

Kansas City, Missouri 64141

Custodian

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

PRQR-UPRTQ1     (0508-072808)